American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
May 31, 2026

Avantis U.S. Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.5%
AAR Corp.(1)	5,233	589,340
AeroVironment, Inc.(1)	2,366	490,330
AerSale Corp.(1)	7,009	46,189
Astronics Corp.(1)	23,332	2,029,884
ATI, Inc.(1)	85,703	15,011,738
Boeing Co.(1)	76,854	17,764,802
BWX Technologies, Inc.	45,119	8,837,910
Carpenter Technology Corp.	19,064	8,940,635
Curtiss-Wright Corp.	5,187	3,877,853
Ducommun, Inc.(1)	7,336	1,116,686
General Dynamics Corp.	28,059	9,731,422
General Electric Co.	123,815	40,086,344
Hexcel Corp.	27,519	2,470,931
Howmet Aerospace, Inc.	43,090	11,127,993
Huntington Ingalls Industries, Inc.	13,177	4,060,756
Innovative Solutions & Support, Inc.(1)	3,942	67,960
L3Harris Technologies, Inc.	1,087	342,601
Leonardo DRS, Inc.	7,288	355,363
Lockheed Martin Corp.	41,229	21,869,923
Moog, Inc., Class A	7,070	2,544,988
National Presto Industries, Inc.	775	98,092
Northrop Grumman Corp.	12,222	6,889,297
Park Aerospace Corp.	1,253	39,933
Rocket Lab Corp.(1)	169	24,248
RTX Corp.	136,254	24,479,394
StandardAero, Inc.(1)	8,424	241,263
Textron, Inc.	62,205	5,707,931
TransDigm Group, Inc.	4,445	5,593,232
Woodward, Inc.	18,738	6,558,862
		200,995,900
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	23,085	4,124,135
Expeditors International of Washington, Inc.	86,484	13,663,607
FedEx Corp.	88,216	36,322,938
Hub Group, Inc., Class A	23,479	975,318
Radiant Logistics, Inc.(1)	13,283	112,773
United Parcel Service, Inc., Class B	272,995	29,125,836
		84,324,607
Automobile Components — 0.4%
Aptiv PLC(1)	126,725	8,609,697
Autoliv, Inc.	52,757	6,706,470
BorgWarner, Inc.	167,749	12,047,733
Dana, Inc.	127,511	4,515,165
Dorman Products, Inc.(1)	12,374	1,533,386
Fox Factory Holding Corp.(1)	4,583	82,677
Gentex Corp.	92,332	2,230,741
Gentherm, Inc.(1)	14,951	518,650
Goodyear Tire & Rubber Co.(1)	238,922	1,457,424
LCI Industries	16,922	1,844,836

Lear Corp.	38,899	5,567,225
Mobileye Global, Inc., Class A(1)	370	3,826
Motorcar Parts of America, Inc.(1)	7,061	78,095
Patrick Industries, Inc.	18,276	1,654,344
Phinia, Inc.	28,642	2,212,881
Solid Power, Inc.(1)(2)	7,320	24,229
Standard Motor Products, Inc.	10,896	427,014
Stoneridge, Inc.(1)	17,256	128,902
Strattec Security Corp.(1)	3,424	273,783
Versigent PLC(1)	21,508	948,933
Visteon Corp.	23,361	2,763,373
XPEL, Inc.(1)	12,246	559,887
		54,189,271
Automobiles — 1.3%
Ford Motor Co.	1,384,672	24,148,680
General Motors Co.	513,345	42,730,838
Harley-Davidson, Inc.	87,324	2,111,494
Lucid Group, Inc.(1)	1	7
Rivian Automotive, Inc., Class A(1)	101,061	1,647,294
Tesla, Inc.(1)	244,578	106,584,647
Thor Industries, Inc.	26,580	2,101,946
Winnebago Industries, Inc.	11,121	330,182
		179,655,088
Banks — 4.9%
1st Source Corp.	10,872	802,571
ACNB Corp.	2,854	154,944
Amalgamated Financial Corp.	13,431	557,118
Amerant Bancorp, Inc.	16,197	367,996
Ameris Bancorp	25,050	2,111,966
Ames National Corp.	775	22,274
Arrow Financial Corp.	6,652	244,128
Associated Banc-Corp.	62,009	1,724,470
Atlantic Union Bankshares Corp.	44,291	1,666,227
Avidia Bancorp, Inc.	8,092	154,234
Axos Financial, Inc.(1)	43,811	3,807,614
Banc of California, Inc.	74,310	1,428,238
BancFirst Corp.	8,260	910,995
Bancorp, Inc.(1)	36,389	2,007,217
Bank First Corp.	3,389	471,139
Bank of America Corp.	1,058,391	54,612,976
Bank of Hawaii Corp.	25,707	1,969,156
Bank of Marin Bancorp	3,688	95,298
Bank of NT Butterfield & Son Ltd.	36,502	2,060,903
Bank OZK	67,748	3,278,326
BankUnited, Inc.	40,868	1,895,867
Bankwell Financial Group, Inc.	1,020	53,366
Banner Corp.	15,132	983,580
Bar Harbor Bankshares	5,263	183,889
BayCom Corp.	535	16,478
BCB Bancorp, Inc.	4,574	47,753
Beacon Financial Corp.	35,433	1,030,746
BOK Financial Corp.	6,610	846,344
Bridgewater Bancshares, Inc.(1)	8,610	162,385
Burke & Herbert Financial Services Corp.	8,414	535,130
Business First Bancshares, Inc.	13,247	377,275

Byline Bancorp, Inc.	13,028	431,097
California BanCorp	9,683	183,783
Camden National Corp.	7,061	353,262
Capital Bancorp, Inc.	2,922	93,270
Capital City Bank Group, Inc.	5,800	264,712
Capitol Federal Financial, Inc.	37,374	290,396
Carter Bankshares, Inc.	10,973	299,563
Cathay General Bancorp	29,107	1,678,310
Central BanCo, Inc., Class A	6,126	173,978
Central Pacific Financial Corp.	15,060	517,462
Chemung Financial Corp.	144	9,890
ChoiceOne Financial Services, Inc.	2,156	67,698
Citigroup, Inc.	362,372	45,622,635
Citizens & Northern Corp.	55	1,158
Citizens Financial Group, Inc.	124,977	7,781,068
Citizens Financial Services, Inc.	714	46,431
City Holding Co.	6,250	776,938
Civista Bancshares, Inc.	3,136	81,222
CNB Financial Corp.	12,381	379,725
CoastalSouth Bancshares, Inc.	840	21,445
Colony Bankcorp, Inc.	4,510	89,298
Columbia Banking System, Inc.	141,182	4,184,635
Columbia Financial, Inc.(1)	6,679	134,448
Commerce Bancshares, Inc.	63,668	3,324,743
Commercial Bancgroup, Inc.	869	25,105
Community Financial System, Inc.	13,848	881,287
Community Trust Bancorp, Inc.	7,705	515,156
Community West Bancshares	6,625	159,066
ConnectOne Bancorp, Inc.	19,299	580,321
Cullen/Frost Bankers, Inc.	30,365	4,115,065
Customers Bancorp, Inc.(1)	19,945	1,498,667
CVB Financial Corp.	58,647	1,194,053
Dime Community Bancshares, Inc.	22,768	851,979
Eagle Bancorp, Inc.	11,185	305,239
East West Bancorp, Inc.	80,965	9,921,451
Eastern Bankshares, Inc.	71,765	1,415,923
Enterprise Financial Services Corp.	18,804	1,139,710
Equity Bancshares, Inc., Class A	5,941	273,880
Esquire Financial Holdings, Inc.	4,309	473,516
Farmers & Merchants Bancorp, Inc.	1,027	28,684
Farmers National Banc Corp.	11,930	169,167
FB Bancorp, Inc.(1)	883	12,309
FB Financial Corp.	11,525	607,252
Fidelity D&D Bancorp, Inc.	132	6,166
Fifth Third Bancorp	346,269	17,289,211
Financial Institutions, Inc.	10,174	368,604
First BanCorp	111,996	2,685,664
First Bancorp, Inc.	582	16,942
First Bancorp/Southern Pines NC	11,910	700,665
First Bank	3,826	59,839
First Busey Corp.	37,715	1,032,260
First Business Financial Services, Inc.	3,890	223,753
First Citizens BancShares, Inc., Class A	4,196	8,352,180
First Commonwealth Financial Corp.	48,650	921,431
First Community Bankshares, Inc.	4,066	175,285

First Financial Bancorp	41,797	1,285,676
First Financial Bankshares, Inc.	36,285	1,185,794
First Financial Corp.	5,886	407,193
First Hawaiian, Inc.	44,761	1,207,652
First Horizon Corp.	174,597	4,230,485
First Internet Bancorp	1,280	30,925
First Interstate BancSystem, Inc., Class A	31,208	1,111,005
First Merchants Corp.	21,901	882,610
First Mid Bancshares, Inc.	10,562	465,256
Firstsun Capital Bancorp(1)	6,839	242,443
Five Star Bancorp	6,382	269,512
Flagstar Bank NA	197,077	2,770,903
Flushing Financial Corp.	10,183	162,623
FNB Corp.	122,578	2,142,663
FS Bancorp, Inc.	1,347	54,836
Fulton Financial Corp.	105,018	2,277,840
FVCBankcorp, Inc.	1,399	22,076
German American Bancorp, Inc.	12,611	551,353
Glacier Bancorp, Inc.	29,031	1,380,424
Great Southern Bancorp, Inc.	4,002	287,144
Greene County Bancorp, Inc.	466	12,228
Hancock Whitney Corp.	34,904	2,377,661
Hanmi Financial Corp.	14,419	434,300
HBT Financial, Inc.	4,721	135,162
Heritage Financial Corp.	11,693	318,634
Hilltop Holdings, Inc.	16,686	629,396
Hingham Institution For Savings	446	129,068
Home Bancorp, Inc.	1,352	87,042
Home BancShares, Inc.	64,841	1,735,145
HomeTrust Bancshares, Inc.	7,737	359,538
Hope Bancorp, Inc.	51,626	647,390
Horizon Bancorp, Inc.	14,391	266,953
Huntington Bancshares, Inc.	699,022	11,436,000
Independent Bank Corp.	16,584	1,311,463
Independent Bank Corp. (Michigan)	12,465	427,799
International Bancshares Corp.	34,834	2,513,621
John Marshall Bancorp, Inc.	916	19,483
JPMorgan Chase & Co.	534,630	160,020,105
Kearny Financial Corp.	12,712	104,747
KeyCorp	376,214	8,024,645
Lakeland Financial Corp.	10,997	666,748
Live Oak Bancshares, Inc.	18,387	699,258
M&T Bank Corp.	48,173	10,410,667
MainStreet Bancshares, Inc.	24	549
Mercantile Bank Corp.	9,460	501,285
Metrocity Bankshares, Inc.	12,902	421,379
Metropolitan Bank Holding Corp.	3,953	353,873
Mid Penn Bancorp, Inc.	3,706	121,001
Midland States Bancorp, Inc.	11,214	311,749
MVB Financial Corp.	4,220	112,885
National Bank Holdings Corp., Class A	14,568	609,379
National Bankshares, Inc.	152	5,349
NB Bancorp, Inc.	18,881	378,186
NBT Bancorp, Inc.	22,574	1,043,822
Nicolet Bankshares, Inc.	5,511	773,028

Northeast Bank	5,555	698,486
Northfield Bancorp, Inc.	12,437	176,357
Northpointe Bancshares, Inc.	9,402	160,586
Northrim BanCorp, Inc.	15,098	373,072
Northwest Bancshares, Inc.	54,514	771,373
NU Holdings Ltd., Class A(1)	215,588	2,830,670
Oak Valley Bancorp	715	23,531
OceanFirst Financial Corp.	18,592	349,344
OFG Bancorp	31,943	1,455,323
Old National Bancorp	130,423	3,131,456
Old Second Bancorp, Inc.	23,685	504,964
OP Bancorp	18	253
Orange County Bancorp, Inc.	3,841	131,055
Origin Bancorp, Inc.	12,088	576,114
Orrstown Financial Services, Inc.	10,713	397,774
Park National Corp.	6,023	1,033,306
Parke Bancorp, Inc.	1,098	33,742
Pathward Financial, Inc.	15,335	1,261,150
PCB Bancorp	2,787	68,477
Peapack-Gladstone Financial Corp.	6,072	262,614
Peoples Bancorp, Inc.	16,716	581,382
Peoples Financial Services Corp.	2,978	176,923
Pinnacle Financial Partners, Inc.	53,302	5,209,738
Plumas Bancorp	1,264	66,524
PNC Financial Services Group, Inc.	101,594	22,464,465
Ponce Financial Group, Inc.(1)	1,651	31,171
Popular, Inc.	35,161	5,222,463
Preferred Bank	8,824	845,516
Primis Financial Corp.	1,437	20,736
Prosperity Bancshares, Inc.	22,579	1,557,048
Provident Financial Services, Inc.	91,627	2,033,203
QCR Holdings, Inc.	7,961	733,606
RBB Bancorp	7,395	176,888
Red River Bancshares, Inc.	1,555	141,381
Regions Financial Corp.	285,385	7,990,780
Renasant Corp.	28,357	1,154,697
Republic Bancorp, Inc., Class A	5,843	472,991
S&T Bancorp, Inc.	15,099	680,814
Seacoast Banking Corp. of Florida	25,822	782,665
ServisFirst Bancshares, Inc.	21,545	1,680,295
Shore Bancshares, Inc.	12,612	260,564
Sierra Bancorp	3,469	131,753
Simmons First National Corp., Class A	39,283	842,620
SmartFinancial, Inc.	4,615	192,446
South Plains Financial, Inc.	5,114	207,577
Southern First Bancshares, Inc.(1)	1,968	113,691
Southern Missouri Bancorp, Inc.	4,263	294,403
Southside Bancshares, Inc.	11,726	384,144
Southstate Bank Corp.	37,480	3,551,230
Stellar Bancorp, Inc.	16,653	621,823
Stock Yards Bancorp, Inc.	12,367	887,209
Texas Capital Bancshares, Inc.(1)	23,188	2,306,974
TFS Financial Corp.	6,338	100,838
Third Coast Bancshares, Inc.(1)	5,599	214,218
Timberland Bancorp, Inc.	1,261	51,171

Tompkins Financial Corp.	10,865	936,020
Towne Bank	27,143	924,762
TriCo Bancshares	12,263	622,960
Triumph Financial, Inc.(1)	5,400	384,750
Truist Financial Corp.	295,988	14,269,582
TrustCo Bank Corp.	7,202	373,136
Trustmark Corp.	29,342	1,295,743
U.S. Bancorp	511,548	28,058,408
UMB Financial Corp.	29,282	3,843,555
United Bankshares, Inc.	39,120	1,698,199
United Community Banks, Inc.	42,385	1,396,586
Unity Bancorp, Inc.	4,047	226,065
Univest Financial Corp.	11,518	454,270
Valley National Bancorp	162,564	2,238,506
WaFd, Inc.	36,025	1,281,049
Washington Trust Bancorp, Inc.	5,861	190,893
Webster Financial Corp.	61,999	4,508,567
Wells Fargo & Co.	706,330	54,768,828
WesBanco, Inc.	34,089	1,181,184
West BanCorp, Inc.	3,026	72,442
Westamerica Bancorporation	16,207	899,326
Western Alliance Bancorp	56,579	4,506,517
Western New England Bancorp, Inc.	90	1,194
Wintrust Financial Corp.	36,606	5,499,319
WSFS Financial Corp.	24,247	1,732,448
Zions Bancorp NA	89,789	5,607,323
		649,150,777
Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	5,651	1,001,809
Brown-Forman Corp., Class A	11,535	308,330
Brown-Forman Corp., Class B	150,535	3,871,760
Celsius Holdings, Inc.(1)	58,184	1,935,782
Coca-Cola Co.	391,475	30,930,440
Coca-Cola Consolidated, Inc.	35	6,064
Constellation Brands, Inc., Class A	83,999	11,660,741
Keurig Dr. Pepper, Inc.	109,290	3,281,979
MGP Ingredients, Inc.	6,961	122,862
Molson Coors Beverage Co., Class B	81,964	3,240,037
Monster Beverage Corp.(1)	124,164	10,936,365
National Beverage Corp.(1)	17,097	632,418
PepsiCo, Inc.	195,085	28,129,306
Vita Coco Co., Inc.(1)	790	59,353
		96,117,246
Biotechnology — 1.8%
4D Molecular Therapeutics, Inc.(1)	5,616	55,655
AbbVie, Inc.	204,902	44,611,263
Absci Corp.(1)(2)	2,010	13,567
Agios Pharmaceuticals, Inc.(1)	9,999	293,971
Alkermes PLC(1)	95,557	4,031,550
Amgen, Inc.	79,524	26,782,888
Anika Therapeutics, Inc.(1)	3,415	49,620
Apogee Therapeutics, Inc.(1)	52	4,271
Arcturus Therapeutics Holdings, Inc.(1)(2)	6,635	52,549
Arcus Biosciences, Inc.(1)	70	1,774
Arrowhead Pharmaceuticals, Inc.(1)	27,205	2,119,542

Aurinia Pharmaceuticals, Inc.(1)	43,040	659,803
Beam Therapeutics, Inc.(1)	13,573	446,959
Bicara Therapeutics, Inc.(1)	12,680	275,790
Biogen, Inc.(1)	42,844	8,397,424
BioMarin Pharmaceutical, Inc.(1)	36,199	2,073,841
CareDx, Inc.(1)	150	3,423
Catalyst Pharmaceuticals, Inc.(1)	85,932	2,683,656
Celldex Therapeutics, Inc.(1)	636	19,989
CRISPR Therapeutics AG(1)	15,609	876,914
Cullinan Therapeutics, Inc.(1)	15,101	248,260
Denali Therapeutics, Inc.(1)	19,379	407,734
Dianthus Therapeutics, Inc.(1)	1,627	151,327
Dyne Therapeutics, Inc.(1)	5,252	101,521
Emergent BioSolutions, Inc.(1)	39,744	362,465
Entrada Therapeutics, Inc.(1)	6,979	49,342
Exelixis, Inc.(1)	189,189	9,550,261
First Tracks Biotherapeutics, Inc.(1)	16,564	264,361
Gilead Sciences, Inc.	448,581	60,302,744
GRAIL, Inc.(1)	23,351	1,673,800
Halozyme Therapeutics, Inc.(1)	36,440	2,424,718
Ideaya Biosciences, Inc.(1)	12,633	372,295
Incyte Corp.(1)	36,251	3,506,922
Intellia Therapeutics, Inc.(1)	13,957	196,375
Iovance Biotherapeutics, Inc.(1)(2)	89,379	366,454
Jade Biosciences, Inc.(1)	5,087	107,030
Janux Therapeutics, Inc.(1)	696	10,155
Keros Therapeutics, Inc.(1)	1,224	13,770
Krystal Biotech, Inc.(1)	2,060	636,602
Kymera Therapeutics, Inc.(1)	3,346	272,431
Lyell Immunopharma, Inc.(1)	346	5,996
MiMedx Group, Inc.(1)	48,591	178,815
Moderna, Inc.(1)	55,795	2,632,966
Monte Rosa Therapeutics, Inc.(1)	38,324	755,366
Myriad Genetics, Inc.(1)	2,500	9,925
Neurocrine Biosciences, Inc.(1)	18,542	2,935,199
Nkarta, Inc.(1)	3,657	11,885
Nurix Therapeutics, Inc.(1)	3,295	58,519
Nuvalent, Inc., Class A(1)	2,067	228,176
Organogenesis Holdings, Inc.(1)	9,486	24,379
ORIC Pharmaceuticals, Inc.(1)	7,147	60,392
Oruka Therapeutics, Inc.(1)	8,112	474,795
PDL BioPharma, Inc.(1)	1,937	19
Praxis Precision Medicines, Inc.(1)	1,162	406,665
Protagonist Therapeutics, Inc.(1)	428	42,612
Puma Biotechnology, Inc.(1)	34,919	250,369
Recursion Pharmaceuticals, Inc., Class A(1)(2)	5,993	21,515
Regeneron Pharmaceuticals, Inc.	23,131	14,220,476
Relay Therapeutics, Inc.(1)	33,259	467,289
Revolution Medicines, Inc.(1)	69	10,866
Rigel Pharmaceuticals, Inc.(1)	18,569	566,169
Roivant Sciences Ltd.(1)	74,713	2,240,643
Sarepta Therapeutics, Inc.(1)	20,342	363,512
Seres Therapeutics, Inc.(1)	1,022	7,481
Spyre Therapeutics, Inc.(1)	870	63,945
United Therapeutics Corp.(1)	22,375	12,458,847

Vanda Pharmaceuticals, Inc.(1)	11,217	72,350
Vaxcyte, Inc.(1)	21,159	1,087,573
Vertex Pharmaceuticals, Inc.(1)	41,862	18,734,919
Vir Biotechnology, Inc.(1)	34,490	329,035
Voyager Therapeutics, Inc.(1)	22,313	86,351
Xencor, Inc.(1)	13,198	156,792
Xenon Pharmaceuticals, Inc.(1)	1,120	61,298
		233,498,155
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	1,808,179	489,365,565
Coupang, Inc.(1)	317,415	5,269,089
Dillard's, Inc., Class A	2,040	1,204,028
eBay, Inc.	68,909	7,529,686
Kohl's Corp.	112,767	1,619,334
Macy's, Inc.	226,203	4,922,177
MercadoLibre, Inc.(1)	8,955	15,184,546
Ollie's Bargain Outlet Holdings, Inc.(1)	233	19,020
		525,113,445
Building Products — 0.6%
A.O. Smith Corp.	62,101	3,522,369
AAON, Inc.	12,467	1,747,873
Advanced Drainage Systems, Inc.	48,703	6,777,510
Allegion PLC	465	60,483
Apogee Enterprises, Inc.	16,125	619,361
Armstrong World Industries, Inc.	32,792	5,177,857
AZZ, Inc.	8,688	1,177,311
Builders FirstSource, Inc.(1)	112	8,541
Carlisle Cos., Inc.	15,864	5,470,066
CSW Industrials, Inc.	1,386	383,880
Fortune Brands Innovations, Inc.	24,871	968,477
Gibraltar Industries, Inc.(1)	9,735	376,258
Griffon Corp.	19,610	1,725,288
Hayward Holdings, Inc.(1)	31,231	440,669
Insteel Industries, Inc.	12,822	352,477
Janus International Group, Inc.(1)	54,888	293,102
Johnson Controls International PLC	34,121	4,574,261
Lennox International, Inc.	12,213	6,132,880
Masterbrand, Inc.(1)	34,843	302,437
Modine Manufacturing Co.(1)	1,288	359,236
Owens Corning	58,109	7,311,274
Quanex Building Products Corp.	38,147	709,916
Simpson Manufacturing Co., Inc.	19,306	3,663,120
Tecnoglass, Inc.	17,099	736,796
Trane Technologies PLC	33,763	15,237,242
Trex Co., Inc.(1)	55,390	2,293,146
UFP Industries, Inc.	29,895	2,421,495
Zurn Elkay Water Solutions Corp.	30,046	1,412,162
		74,255,487
Capital Markets — 3.3%
Acadian Asset Management, Inc.	11,727	847,979
Affiliated Managers Group, Inc.	4,101	1,241,988
Ameriprise Financial, Inc.	51,264	22,848,877
Artisan Partners Asset Management, Inc., Class A	57,960	2,170,022
Bank of New York Mellon Corp.	201,018	28,027,940
BGC Group, Inc., Class A	209,393	2,188,157

Blackrock, Inc.	18,213	19,066,825
Blackstone, Inc.	68,334	7,993,028
Bullish(1)(2)	6,836	238,645
Carlyle Group, Inc.	74,679	3,392,667
Cboe Global Markets, Inc.	14,383	4,797,593
Charles Schwab Corp.	386,465	33,757,718
CME Group, Inc.	57,153	15,633,632
Cohen & Steers, Inc.	15,097	1,053,771
Coinbase Global, Inc., Class A(1)	26,492	5,007,783
DigitalBridge Group, Inc.	21,180	331,255
Evercore, Inc., Class A	15,394	5,247,199
FactSet Research Systems, Inc.	7,718	1,894,537
Federated Hermes, Inc.	46,639	2,614,582
Franklin Resources, Inc.	70,933	2,200,342
Galaxy Digital, Inc., Class A(1)	57,356	1,696,590
Goldman Sachs Group, Inc.	67,205	68,922,760
Hamilton Lane, Inc., Class A	8,513	741,738
Houlihan Lokey, Inc.	10,861	1,538,569
Interactive Brokers Group, Inc., Class A	52,450	4,561,577
Intercontinental Exchange, Inc.	35,241	5,210,382
Invesco Ltd.	1,558	44,341
Janus Henderson Group PLC	31,678	1,638,069
Jefferies Financial Group, Inc.	50,461	2,660,304
KKR & Co., Inc.	94,045	9,022,677
Lazard, Inc.	63,196	2,991,067
LPL Financial Holdings, Inc.	37,793	10,346,590
MarketAxess Holdings, Inc.	19,686	2,559,967
Moelis & Co., Class A	27,274	1,835,267
Moody's Corp.	23,705	10,744,291
Morgan Stanley	291,914	60,718,112
MSCI, Inc.	4,591	2,898,666
Northern Trust Corp.	103,057	17,050,781
Oppenheimer Holdings, Inc., Class A	7,069	648,015
Piper Sandler Cos.	39,948	3,132,323
Raymond James Financial, Inc.	76,289	10,940,605
Robinhood Markets, Inc., Class A(1)	102,417	9,657,923
S&P Global, Inc.	18,502	7,844,848
SEI Investments Co.	49,195	4,323,257
State Street Corp.	87,858	13,674,219
Stifel Financial Corp.	59,737	4,190,551
StoneX Group, Inc.(1)	46,620	5,284,377
T. Rowe Price Group, Inc.	102,889	10,754,987
Tradeweb Markets, Inc., Class A	12,847	1,287,912
Victory Capital Holdings, Inc., Class A	30,769	2,601,519
Virtu Financial, Inc., Class A	32,576	1,633,686
Virtus Investment Partners, Inc.	4,069	581,989
WisdomTree, Inc.(2)	101,233	1,928,489
		444,220,988
Chemicals — 1.3%
AdvanSix, Inc.	14,686	329,554
Air Products & Chemicals, Inc.	61,761	17,207,850
Albemarle Corp.	31,463	5,550,702
American Vanguard Corp.(1)	8,502	21,935
Ashland, Inc.	15,415	892,528
Aspen Aerogels, Inc.(1)	9,004	57,626

Avient Corp.	20,855	738,684
Axalta Coating Systems Ltd.(1)	80,316	2,471,323
Balchem Corp.	3,463	542,756
Cabot Corp.	47,529	4,159,263
CF Industries Holdings, Inc.	109,054	12,252,217
Chemours Co.	144,489	3,201,876
Core Molding Technologies, Inc.(1)	4,990	118,213
Corteva, Inc.	147,008	11,507,786
Dow, Inc.	141,477	4,774,849
DuPont de Nemours, Inc.	76,629	3,710,376
Eastman Chemical Co.	40,698	3,087,757
Ecolab, Inc.	24,225	6,201,600
Ecovyst, Inc.(1)	84,609	1,115,993
FMC Corp.	58,561	799,943
Hawkins, Inc.	12,271	1,899,183
HB Fuller Co.	9,086	582,231
Huntsman Corp.	77,786	1,194,015
Ingevity Corp.(1)	31,216	2,117,069
Innospec, Inc.	7,471	619,645
International Flavors & Fragrances, Inc.	38,250	2,908,912
Intrepid Potash, Inc.(1)	1,937	75,679
Koppers Holdings, Inc.	13,421	547,577
Kronos Worldwide, Inc.	5,663	40,717
Linde PLC	54,321	27,035,018
LSB Industries, Inc.(1)	35,575	446,110
LyondellBasell Industries NV, Class A	192,085	12,802,465
Mativ Holdings, Inc.	45,278	402,069
Minerals Technologies, Inc.	13,754	1,059,333
Mosaic Co.	143,222	3,423,006
NewMarket Corp.	6,582	5,091,704
Olin Corp.	78,292	2,025,414
Orion SA	34,170	261,059
PPG Industries, Inc.	23,063	2,605,658
Quaker Chemical Corp.	5,381	772,335
Rayonier Advanced Materials, Inc.(1)	35,567	325,438
RPM International, Inc.	36,151	3,830,921
Sensient Technologies Corp.	9,909	1,128,140
Sherwin-Williams Co.	37,177	11,295,860
Solstice Advanced Materials, Inc.	58,702	4,944,469
Stepan Co.	9,019	476,654
Tronox Holdings PLC, Class A	44,630	354,809
Westlake Corp.	14,100	1,224,303
		168,232,624
Commercial Services and Supplies — 0.4%
ACCO Brands Corp.	41,539	164,494
Brady Corp., Class A	2,280	196,262
Brink's Co.	9,613	999,944
Casella Waste Systems, Inc., Class A(1)	7,406	608,551
Cintas Corp.	49,451	8,468,978
Civeo Corp.(1)	4,499	153,641
Clean Harbors, Inc.(1)	13,692	3,847,863
Copart, Inc.(1)	165,441	5,421,502
Ennis, Inc.	9,332	190,933
Healthcare Services Group, Inc.(1)	55,291	1,138,995
HNI Corp.	24,621	767,929

Interface, Inc.	43,198	1,278,661
Liquidity Services, Inc.(1)	9,749	353,011
Millerknoll, Inc.	7,711	124,764
MSA Safety, Inc.	7,627	1,264,557
OPENLANE, Inc.(1)	16,670	635,127
Quad/Graphics, Inc.	6,239	46,480
Republic Services, Inc.	14,683	2,943,060
Rollins, Inc.	41,273	1,964,595
UniFirst Corp.	3,623	961,617
Veralto Corp.	28,912	2,377,434
Virco Mfg. Corp.	8,059	48,596
Waste Connections, Inc.	15,224	2,268,680
Waste Management, Inc.	57,715	12,204,414
		48,430,088
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(1)	12,046	199,361
Applied Optoelectronics, Inc.(1)	4,585	726,310
Arista Networks, Inc.(1)	210,062	33,498,587
Aviat Networks, Inc.(1)	6,959	123,661
BK Technologies Corp.(1)	2,926	241,541
Calix, Inc.(1)	7,712	306,552
Ciena Corp.(1)	31,674	18,378,205
Cisco Systems, Inc.	261,622	31,504,521
Clearfield, Inc.(1)	690	32,582
Digi International, Inc.(1)	6,190	413,492
Extreme Networks, Inc.(1)	19,110	506,606
F5, Inc.(1)	6,473	2,482,072
Harmonic, Inc.(1)	84,506	1,276,886
Lumentum Holdings, Inc.(1)	260	222,290
Motorola Solutions, Inc.	29,537	11,911,681
NETGEAR, Inc.(1)	20,369	529,390
NetScout Systems, Inc.(1)	16,183	673,537
Ribbon Communications, Inc.(1)	3,356	10,337
Ubiquiti, Inc.	1,856	1,083,644
Viasat, Inc.(1)	128,135	10,330,244
Vistance Networks, Inc.(1)	38,528	480,829
		114,932,328
Construction and Engineering — 1.1%
Ameresco, Inc., Class A(1)	21,785	783,824
Arcosa, Inc.	3,257	412,825
Argan, Inc.	12,153	8,106,294
Cardinal Infrastructure Group, Inc., Class A(1)	891	46,234
Centuri Holdings, Inc.(1)	69,363	2,132,219
Comfort Systems USA, Inc.	19,017	34,767,070
Dycom Industries, Inc.(1)	18,645	9,508,950
EMCOR Group, Inc.	25,412	21,011,150
Everus Construction Group, Inc.(1)	16,860	2,508,262
Fluor Corp.(1)	49,575	2,268,552
Granite Construction, Inc.	31,206	4,270,229
IES Holdings, Inc.(1)	6,712	4,553,085
MasTec, Inc.(1)	12,271	4,642,978
Matrix Service Co.(1)	10,188	133,768
MYR Group, Inc.(1)	10,218	4,751,983
NWPX Infrastructure, Inc.(1)	5,742	677,326
Orion Group Holdings, Inc.(1)	11,029	151,759

Primoris Services Corp.	41,670	5,241,253
Quanta Services, Inc.	19,010	13,529,987
Sterling Infrastructure, Inc.(1)	21,565	18,564,015
Tutor Perini Corp.	35,726	2,554,052
Valmont Industries, Inc.	12,569	6,533,492
WillScot Holdings Corp.	40,318	1,037,382
		148,186,689
Construction Materials — 0.3%
Amrize Ltd.(1)	2,216	120,528
CRH PLC	123,912	13,480,387
Eagle Materials, Inc.	24,565	5,433,287
James Hardie Industries PLC(1)	5,515	128,389
Knife River Corp.(1)	3,874	304,148
Martin Marietta Materials, Inc.	12,757	7,419,981
Titan America SA(1)	1,163	18,922
U.S. Lime & Minerals, Inc.	4,920	560,831
Vulcan Materials Co.	26,557	7,513,506
		34,979,979
Consumer Finance — 1.0%
Ally Financial, Inc.	186,729	7,993,869
American Express Co.	140,535	44,475,111
Atlanticus Holdings Corp.(1)	3,638	313,668
Bread Financial Holdings, Inc.	37,981	3,382,968
Capital One Financial Corp.	165,529	31,107,865
Consumer Portfolio Services, Inc.(1)	2,357	23,240
Credit Acceptance Corp.(1)(2)	3,218	1,845,974
Dave, Inc.(1)	8,896	2,513,654
Encore Capital Group, Inc.(1)	14,397	1,150,752
EZCORP, Inc., Class A(1)	16,222	506,775
FirstCash Holdings, Inc.	7,569	1,664,499
Green Dot Corp., Class A(1)	46,970	604,504
Jefferson Capital, Inc.	10,907	185,310
LendingClub Corp.(1)	57,013	1,017,682
Medallion Financial Corp.	3,474	33,802
Navient Corp.	33,181	284,029
Nelnet, Inc., Class A	8,719	1,138,440
NerdWallet, Inc., Class A(1)	10,002	86,017
OneMain Holdings, Inc.	91,779	5,076,296
Oportun Financial Corp.(1)	4,622	25,051
OppFi, Inc.(1)	13,111	111,312
PRA Group, Inc.(1)	22,480	343,045
PROG Holdings, Inc.	18,784	690,688
Regional Management Corp.	3,792	139,394
SLM Corp.	166,656	3,686,431
SoFi Technologies, Inc.(1)	179,763	3,275,282
Synchrony Financial	231,410	16,531,930
World Acceptance Corp.(1)	1,957	323,081
		128,530,669
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	24,618	384,287
Andersons, Inc.	26,917	1,900,071
BJ's Wholesale Club Holdings, Inc.(1)	92,399	7,879,787
Casey's General Stores, Inc.	17,230	13,217,822
Chefs' Warehouse, Inc.(1)	5,797	443,702
Costco Wholesale Corp.	95,918	91,728,302

Dollar General Corp.	130,531	14,438,034
Dollar Tree, Inc.(1)	122,627	14,278,688
Grocery Outlet Holding Corp.(1)	18,764	159,682
Ingles Markets, Inc., Class A	8,493	751,291
Kroger Co.	343,596	21,354,491
Maplebear, Inc.(1)	47,078	1,873,704
Natural Grocers by Vitamin Cottage, Inc.	9,041	265,444
Performance Food Group Co.(1)	34,023	3,340,718
PriceSmart, Inc.	17,389	2,955,956
Sprouts Farmers Market, Inc.(1)	72,241	5,968,551
Sysco Corp.	84,691	6,420,425
Target Corp.	259,833	33,016,979
U.S. Foods Holding Corp.(1)	3,023	247,433
United Natural Foods, Inc.(1)	57,048	2,929,415
Village Super Market, Inc., Class A	5,172	240,291
Walmart, Inc.	734,827	85,056,225
Weis Markets, Inc.	7,682	560,556
		309,411,854
Containers and Packaging — 0.3%
AptarGroup, Inc.	23,666	2,741,706
Avery Dennison Corp.	10,771	1,713,343
Ball Corp.	30,256	1,654,096
Crown Holdings, Inc.	12,160	1,156,173
Graphic Packaging Holding Co.	228,188	2,569,397
Greif, Inc., Class A	18,678	1,182,878
Greif, Inc., Class B	1,282	102,945
International Paper Co.	199,805	6,687,473
Myers Industries, Inc.	13,120	299,136
O-I Glass, Inc.(1)	26,311	230,221
Packaging Corp. of America	51,469	11,267,079
Smurfit Westrock PLC	192,683	7,928,905
Sonoco Products Co.	78,608	3,826,637
TriMas Corp.	25,327	1,036,634
		42,396,623
Distributors — 0.0%
Genuine Parts Co.	16,067	1,585,813
GigaCloud Technology, Inc., Class A(1)	15,107	544,457
Gold.com, Inc.	19,223	813,325
LKQ Corp.	25,277	685,512
Pool Corp.	5,738	1,040,873
		4,669,980
Diversified Consumer Services — 0.1%
ADT, Inc.	39,579	265,575
American Public Education, Inc.(1)	11,105	549,364
Coursera, Inc.(1)	14,526	78,295
Covista, Inc.(1)	15,512	1,827,314
Frontdoor, Inc.(1)	15,882	985,796
Graham Holdings Co., Class B	971	1,065,469
Grand Canyon Education, Inc.(1)	24,603	3,686,759
Laureate Education, Inc., Class A(1)	100,002	3,199,064
Lincoln Educational Services Corp.(1)	24,568	1,137,990
Matthews International Corp., Class A	8	212
OneSpaWorld Holdings Ltd.	26,565	630,919
Perdoceo Education Corp.	40,089	1,298,082
Phoenix Education Partners, Inc.	2,278	68,887

Service Corp. International	19,333	1,453,648
Strategic Education, Inc.	2,835	217,586
Stride, Inc.(1)	14,580	1,346,900
Universal Technical Institute, Inc.(1)	40,632	1,520,043
		19,331,903
Diversified Telecommunication Services — 1.1%
AST SpaceMobile, Inc.(1)	116	13,156
AT&T, Inc.	1,743,404	43,236,419
ATN International, Inc.	4,630	130,381
Comcast Corp., Class A	1,130,361	28,112,078
Globalstar, Inc.(1)	44,976	3,787,429
IDT Corp., Class B	16,383	903,686
Iridium Communications, Inc.	80,550	4,170,879
Liberty Capital Corp., Class A(1)	1,789	39,913
Liberty Capital Corp., Class C(1)	24,832	555,492
Liberty Global Ltd., Class A(1)	41,646	520,991
Liberty Global Ltd., Class C(1)	35,475	431,376
Liberty Latin America Ltd., Class C(1)	1,861	15,260
Shenandoah Telecommunications Co.	17,362	276,924
Verizon Communications, Inc.	1,292,626	61,800,449
		143,994,433
Electric Utilities — 1.4%
Alliant Energy Corp.	58,909	4,218,474
American Electric Power Co., Inc.	144,395	18,290,515
Constellation Energy Corp.	43,554	12,532,664
Duke Energy Corp.	118,991	14,603,765
Edison International	140,727	9,842,446
Entergy Corp.	143,985	15,701,564
Evergy, Inc.	71,561	5,870,864
Eversource Energy	107,688	7,351,860
Exelon Corp.	329,282	15,028,430
FirstEnergy Corp.	128,391	5,956,059
Hawaiian Electric Industries, Inc.(1)	101,022	1,343,593
IDACORP, Inc.	15,537	2,179,375
MGE Energy, Inc.	4,390	331,445
NextEra Energy, Inc.	107,017	9,311,549
NRG Energy, Inc.	44,136	5,917,755
OGE Energy Corp.	82,980	3,919,145
Otter Tail Corp.	17,533	1,519,410
PG&E Corp.	637,213	10,412,060
Pinnacle West Capital Corp.	53,661	5,352,148
Portland General Electric Co.	53,465	2,679,666
PPL Corp.	203,880	7,215,313
Southern Co.	145,832	13,423,836
Xcel Energy, Inc.	158,948	12,636,366
		185,638,302
Electrical Equipment — 1.3%
Acuity, Inc.	10,892	3,323,258
Allient, Inc.	2,938	232,572
AMETEK, Inc.	25,600	5,781,760
Atkore, Inc.	29,773	2,465,502
Bloom Energy Corp., Class A(1)	16,806	4,789,710
Eaton Corp. PLC	37,309	14,945,985
Emerson Electric Co.	45,218	6,503,253
EnerSys	18,752	4,274,893

FuelCell Energy, Inc.(1)	3,319	71,889
GE Vernova, Inc.	54,497	52,770,535
Generac Holdings, Inc.(1)	12,393	3,444,139
Hubbell, Inc.	5,413	2,563,651
Nextpower, Inc., Class A(1)	111,533	17,443,761
nVent Electric PLC	18,986	3,170,472
Plug Power, Inc.(1)(2)	5,729	22,629
Powell Industries, Inc.	22,209	6,316,684
Preformed Line Products Co.	1,241	458,947
Rockwell Automation, Inc.	13,602	6,135,318
Shoals Technologies Group, Inc., Class A(1)	80,616	1,003,669
Sunrun, Inc.(1)	66,623	1,113,937
Thermon Group Holdings, Inc.(1)	7,049	430,976
Vertiv Holdings Co., Class A	96,936	30,603,665
Vicor Corp.(1)	1,059	354,596
		168,221,801
Electronic Equipment, Instruments and Components — 1.5%
Advanced Energy Industries, Inc.	6,562	1,982,905
Amphenol Corp., Class A	127,520	18,969,875
Arrow Electronics, Inc.(1)	31,597	6,781,664
Avnet, Inc.	44,617	3,878,556
Badger Meter, Inc.	7,193	891,213
Bel Fuse, Inc., Class B	84	23,060
Belden, Inc.	6,979	733,353
Benchmark Electronics, Inc.	30,385	2,566,317
CDW Corp.	11,104	1,392,997
Climb Global Solutions, Inc.	9,772	211,564
Cognex Corp.	28,189	1,856,246
Coherent Corp.(1)	12,820	4,634,045
Corning, Inc.	120,301	21,793,729
CTS Corp.	10,217	656,034
Daktronics, Inc.(1)	30,500	630,740
ePlus, Inc.	17,322	1,421,963
Fabrinet(1)	8,221	5,377,849
Flex Ltd.(1)	250,268	37,735,409
Ingram Micro Holding Corp.	24,782	700,092
IPG Photonics Corp.(1)	6,890	789,043
Itron, Inc.(1)	3,647	300,805
Jabil, Inc.	55,558	20,254,225
Keysight Technologies, Inc.(1)	26,991	9,131,865
Kimball Electronics, Inc.(1)	21,921	568,412
Knowles Corp.(1)	31,993	1,196,858
Littelfuse, Inc.	12,688	5,923,647
Methode Electronics, Inc.	9,256	106,814
M-Tron Industries, Inc.(1)	122	11,102
Napco Security Technologies, Inc.	20,791	780,286
PC Connection, Inc.	5,965	415,104
Plexus Corp.(1)	17,220	4,621,159
Richardson Electronics Ltd.	2,837	48,172
Rogers Corp.(1)	4,943	699,533
Sanmina Corp.(1)	31,367	8,146,951
ScanSource, Inc.(1)	13,738	635,657
TD SYNNEX Corp.	23,991	6,268,368
TE Connectivity PLC	75,943	16,206,996
Teledyne Technologies, Inc.(1)	2,321	1,438,625

TTM Technologies, Inc.(1)	38,091	6,617,169
Vishay Intertechnology, Inc.	57,612	2,998,705
Vishay Precision Group, Inc.(1)	3,869	484,824
Vontier Corp.	17,727	503,092
		200,385,023
Energy Equipment and Services — 1.1%
Archrock, Inc.	156,424	5,238,640
Atlas Energy Solutions, Inc.(2)	20,749	346,301
Baker Hughes Co.	352,457	22,514,953
Bristow Group, Inc.	21,238	884,350
Cactus, Inc., Class A	24,628	1,429,409
Core Laboratories, Inc.	19,679	269,012
DMC Global, Inc.(1)	3,568	24,298
Expro Group Holdings NV(1)	85,249	1,259,128
Forum Energy Technologies, Inc.(1)	5,942	298,407
Geospace Technologies Corp.(1)	1,159	9,620
Halliburton Co.	494,211	19,200,097
Helix Energy Solutions Group, Inc.(1)	64,497	603,047
Helmerich & Payne, Inc.	80,900	3,086,335
Innovex International, Inc.(1)	36,940	986,667
Kodiak Gas Services, Inc.	82,952	5,545,341
Liberty Energy, Inc., Class A	162,327	4,749,688
Nabors Industries Ltd.(1)	15,058	1,394,823
National Energy Services Reunited Corp.(1)	29,299	713,431
Natural Gas Services Group, Inc.	4,877	191,666
Noble Corp. PLC	75,420	3,505,522
NOV, Inc.	211,985	4,231,221
Oceaneering International, Inc.(1)	88,974	3,401,476
Oil States International, Inc.(1)	44,768	380,528
Patterson-UTI Energy, Inc.	392,501	4,399,936
ProFrac Holding Corp., Class A(1)	3,704	22,631
ProPetro Holding Corp.(1)	95,337	1,454,843
Ranger Energy Services, Inc.	7,385	114,172
RPC, Inc.	66,976	443,381
SEACOR Marine Holdings, Inc.(1)	840	6,342
Seadrill Ltd.(1)	20,076	946,985
Select Water Solutions, Inc., Class A	88,816	1,592,471
SLB Ltd.	368,213	20,086,019
Solaris Energy Infrastructure, Inc., Class A	32,970	2,292,734
TechnipFMC PLC	303,306	20,752,196
TETRA Technologies, Inc.(1)	108,211	1,106,999
Tidewater, Inc.(1)	39,296	2,887,863
Transocean Ltd.(1)	351,093	2,173,266
Valaris Ltd.(1)	31,305	2,899,782
Weatherford International PLC	65,627	6,801,582
		148,245,162
Entertainment — 0.9%
Cinemark Holdings, Inc.	19,977	559,356
Cineverse Corp.(1)	2,157	5,242
Electronic Arts, Inc.	25,143	5,071,846
IMAX Corp.(1)	34,969	1,387,570
Live Nation Entertainment, Inc.(1)	24,629	4,147,770
Madison Square Garden Entertainment Corp.(1)	6,607	465,992
Marcus Corp.	14,717	278,298
Netflix, Inc.(1)	667,927	57,455,081

ROBLOX Corp., Class A(1)	12,976	611,818
Roku, Inc.(1)	18,040	2,348,447
Sphere Entertainment Co.(1)	10,076	1,395,325
Take-Two Interactive Software, Inc.(1)	23,990	5,377,598
Walt Disney Co.	219,534	22,355,147
Warner Bros Discovery, Inc.(1)	457,744	12,363,665
		113,823,155
Financial Services — 2.3%
Acacia Research Corp.(1)	1,942	9,030
Affirm Holdings, Inc.(1)	32,879	2,421,538
Alerus Financial Corp.	5,490	156,904
Apollo Global Management, Inc.	88,914	11,444,121
Berkshire Hathaway, Inc., Class B(1)	170,161	80,737,991
Block, Inc.(1)	64,280	4,867,282
Cannae Holdings, Inc.	17,575	260,637
Cass Information Systems, Inc.	5,178	238,343
Corebridge Financial, Inc.	147,291	3,976,857
Corpay, Inc.(1)	7,538	2,727,248
Enact Holdings, Inc.	12,258	512,262
Essent Group Ltd.	43,587	2,523,251
Euronet Worldwide, Inc.(1)	17,936	1,300,001
Federal Agricultural Mortgage Corp., Class C	6,982	1,241,330
Finance of America Cos., Inc., Class A(1)	2,189	43,605
Flywire Corp.(1)	11,396	182,792
Global Payments, Inc.	15,328	1,157,417
HA Sustainable Infrastructure Capital, Inc.	14,661	601,101
International Money Express, Inc.(1)	21,637	323,906
Jack Henry & Associates, Inc.	24,217	3,301,261
Jackson Financial, Inc., Class A	58,514	6,033,379
Marqeta, Inc., Class A(1)	82,953	336,789
Mastercard, Inc., Class A	130,069	64,251,485
Merchants Bancorp	14,878	701,349
MGIC Investment Corp.	148,795	3,752,610
NCR Atleos Corp.(1)	15,023	670,026
NewtekOne, Inc.	11,259	156,275
NMI Holdings, Inc., Class A(1)	58,267	2,091,785
Onity Group, Inc.(1)	3,988	137,746
Paymentus Holdings, Inc., Class A(1)	1,877	44,091
Payoneer Global, Inc.(1)	210,185	1,092,962
PayPal Holdings, Inc.	192,828	8,629,053
PennyMac Financial Services, Inc.	10,810	906,635
Radian Group, Inc.	83,171	2,840,290
Sezzle, Inc.(1)	1,287	152,059
Shift4 Payments, Inc., Class A(1)(2)	1,499	66,795
Toast, Inc., Class A(1)	9,363	243,719
Velocity Financial, Inc.(1)	504	8,820
Visa, Inc., Class A	278,918	91,027,679
Voya Financial, Inc.	48,078	3,904,895
Walker & Dunlop, Inc.	284	14,254
Waterstone Financial, Inc.	4,082	75,558
Western Union Co.	62,341	506,832
WEX, Inc.(1)	4,159	602,889
		306,274,852
Food Products — 0.6%
Alico, Inc.	400	16,260

Archer-Daniels-Midland Co.	200,351	15,984,003
B&G Foods, Inc.	46,587	190,541
Bunge Global SA	67,208	8,286,746
Cal-Maine Foods, Inc.	35,097	2,622,448
Darling Ingredients, Inc.(1)	54,996	3,250,264
Dole PLC	28,401	397,330
Flowers Foods, Inc.	96,638	738,314
Fresh Del Monte Produce, Inc.	17,667	567,817
Freshpet, Inc.(1)	7,127	367,753
Hershey Co.	64,016	12,421,025
Hormel Foods Corp.	38,468	893,612
Ingredion, Inc.	46,176	4,684,093
J&J Snack Foods Corp.	6,183	470,650
John B Sanfilippo & Son, Inc.	4,930	369,306
Kraft Heinz Co.	177,023	4,250,322
Lamb Weston Holdings, Inc.	59,218	2,557,033
Limoneira Co.	1,913	24,333
Marzetti Co.	9,637	1,078,766
Mission Produce, Inc.(1)	32,221	358,942
Mondelez International, Inc., Class A	105,745	6,468,422
Pilgrim's Pride Corp.	24,760	700,956
Seaboard Corp.	91	462,456
Seneca Foods Corp., Class A(1)	3,351	481,840
Simply Good Foods Co.(1)	17,280	199,066
Smithfield Foods, Inc.	10,344	267,186
Tootsie Roll Industries, Inc.	2,964	111,772
Tyson Foods, Inc., Class A	82,062	5,007,423
Vital Farms, Inc.(1)(2)	14,892	149,069
		73,377,748
Gas Utilities — 0.2%
Atmos Energy Corp.	30,253	5,116,690
Chesapeake Utilities Corp.	612	75,472
MDU Resources Group, Inc.	110,134	2,321,625
National Fuel Gas Co.	43,901	3,391,352
New Jersey Resources Corp.	42,387	2,341,882
Northwest Natural Holding Co.	19,561	948,513
ONE Gas, Inc.	25,096	1,950,963
Southwest Gas Holdings, Inc.	31,291	2,697,597
Spire, Inc.	1,377	113,272
Star Group LP	932	11,696
UGI Corp.	41,290	1,441,847
		20,410,909
Ground Transportation — 1.6%
ArcBest Corp.	17,051	2,330,701
Covenant Logistics Group, Inc.	10,586	420,264
CSX Corp.	851,883	38,556,225
Heartland Express, Inc.	17,092	256,209
JB Hunt Transport Services, Inc.	53,657	14,832,404
Knight-Swift Transportation Holdings, Inc.	41,147	3,111,948
Landstar System, Inc.	22,480	4,651,112
Lyft, Inc., Class A(1)	210,534	2,970,635
Marten Transport Ltd.	27,096	467,135
Norfolk Southern Corp.	92,966	28,350,911
Old Dominion Freight Line, Inc.	87,251	19,644,563
PAMT Corp.(1)	6	81

RXO, Inc.(1)	1,600	40,928
Ryder System, Inc.	31,775	7,970,759
Saia, Inc.(1)	12,473	5,891,871
Schneider National, Inc., Class B	19,628	693,654
Uber Technologies, Inc.(1)	234,911	16,537,734
U-Haul Holding Co.(1)(2)	2,660	153,987
U-Haul Holding Co.	43,226	2,248,617
Union Pacific Corp.	209,350	54,983,684
Universal Logistics Holdings, Inc.	3,850	61,253
Werner Enterprises, Inc.	40,292	1,672,521
XPO, Inc.(1)	18,911	4,051,682
		209,898,878
Health Care Equipment and Supplies — 1.1%
Abbott Laboratories	200,160	17,133,696
Acme United Corp.(2)	464	19,581
Align Technology, Inc.(1)	17,079	2,987,971
AngioDynamics, Inc.(1)	3,255	37,367
Anteris Technologies Global Corp.(1)	348	3,000
Avanos Medical, Inc.(1)	12,554	311,339
Baxter International, Inc.	47,180	886,040
Bioventus, Inc., Class A(1)	27,375	232,961
Boston Scientific Corp.(1)	130,749	6,316,484
CONMED Corp.	841	30,024
Cooper Cos., Inc.(1)	33,749	2,065,776
Dentsply Sirona, Inc.	53,204	557,046
Dexcom, Inc.(1)	182,348	13,446,342
Edwards Lifesciences Corp.(1)	82,354	7,121,150
Electromed, Inc.(1)	1,899	71,630
Enovis Corp.(1)	12,779	289,828
Envista Holdings Corp.(1)	17,828	419,849
Globus Medical, Inc., Class A(1)	36,715	3,006,224
Haemonetics Corp.(1)	44,580	3,022,970
ICU Medical, Inc.(1)	5,135	695,228
IDEXX Laboratories, Inc.(1)	29,931	16,867,017
Inogen, Inc.(1)	2,676	17,367
Inspire Medical Systems, Inc.(1)	805	33,295
Insulet Corp.(1)	6,111	885,728
Integer Holdings Corp.(1)	6,088	544,146
Integra LifeSciences Holdings Corp.(1)	21,705	348,148
Intuitive Surgical, Inc.(1)	39,065	16,588,562
iRadimed Corp.	1,823	165,273
Kewaunee Scientific Corp.(1)	1,303	52,863
Lantheus Holdings, Inc.(1)	52,870	5,249,991
LeMaitre Vascular, Inc.	2,869	271,551
LivaNova PLC(1)	51,983	3,836,345
Masimo Corp.(1)	30,592	5,459,142
Medtronic PLC	130,787	9,653,389
Merit Medical Systems, Inc.(1)	8,131	512,741
Neogen Corp.(1)	56,659	508,231
Omnicell, Inc.(1)	8,916	393,552
OraSure Technologies, Inc.(1)	44,087	189,574
Orthofix Medical, Inc.(1)	5,334	49,446
Penumbra, Inc.(1)	2,700	859,410
QuidelOrtho Corp.(1)(2)	47,331	616,250
ResMed, Inc.	23,206	4,422,367

Solventum Corp.(1)	834	62,508
STERIS PLC	15,734	3,347,094
Stryker Corp.	29,375	8,962,019
Tactile Systems Technology, Inc.(1)	11,108	273,368
Teleflex, Inc.	1,822	234,382
TransMedics Group, Inc.(1)(2)	17,313	1,163,434
UFP Technologies, Inc.(1)	1,204	265,000
Utah Medical Products, Inc.	646	42,927
Varex Imaging Corp.(1)	6,986	71,467
Zimmer Biomet Holdings, Inc.	31,667	2,607,144
		143,208,237
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	35,359	820,329
agilon health, Inc.(1)	1,541	142,203
Alignment Healthcare, Inc.(1)	119,729	1,834,248
AMN Healthcare Services, Inc.(1)	8,655	250,735
Aveanna Healthcare Holdings, Inc.(1)	4,908	35,190
BrightSpring Health Services, Inc.(1)	3,191	196,821
Cardinal Health, Inc.	14,783	2,909,294
Castle Biosciences, Inc.(1)	4,009	84,510
Cencora, Inc.	35,839	9,653,593
Centene Corp.(1)	319,011	19,013,056
Chemed Corp.	2,680	1,142,779
Cigna Group	14,870	4,124,938
Concentra Group Holdings Parent, Inc.	9,248	229,998
CorVel Corp.(1)	12,794	790,029
Cross Country Healthcare, Inc.(1)	17,837	233,486
CVS Health Corp.	75,164	6,838,421
Elevance Health, Inc.	47,020	18,487,794
Encompass Health Corp.	29,915	3,166,503
Ensign Group, Inc.	22,878	3,835,497
Fulgent Genetics, Inc.(1)	7,695	139,587
Guardian Pharmacy Services, Inc., Class A(1)	7,516	291,170
HCA Healthcare, Inc.	15,251	5,773,113
Hims & Hers Health, Inc.(1)(2)	24,181	632,333
Humana, Inc.	12,711	3,882,194
InfuSystem Holdings, Inc.(1)	10,595	96,097
Joint Corp.(1)	1,133	10,084
Labcorp Holdings, Inc.	9,374	2,437,802
McKesson Corp.	11,630	8,634,577
Molina Healthcare, Inc.(1)	5,904	1,024,934
National HealthCare Corp.	6,364	1,173,649
NeoGenomics, Inc.(1)	8,215	86,422
NRC Health	4,055	79,194
Nutex Health, Inc.(1)	4,807	620,632
PACS Group, Inc.(1)	36,931	1,353,521
Progyny, Inc.(1)	30,018	767,260
Sonida Senior Living, Inc.(1)	105	3,712
Strata Critical Medical, Inc.(1)(2)	4,847	30,585
Tenet Healthcare Corp.(1)	1,593	279,285
UnitedHealth Group, Inc.	58,128	22,106,660
Universal Health Services, Inc., Class B	33,646	4,916,017
		128,128,252
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	15,516	332,042

HealthStream, Inc.	3,987	99,555
Teladoc Health, Inc.(1)	42,456	323,090
Veeva Systems, Inc., Class A(1)	18,731	3,265,563
		4,020,250
Hotels, Restaurants and Leisure — 1.6%
Accel Entertainment, Inc.(1)	35,539	422,559
Airbnb, Inc., Class A(1)	75,189	10,023,446
BJ's Restaurants, Inc.(1)	16,995	799,615
Bloomin' Brands, Inc.	41,178	347,542
Booking Holdings, Inc.	74,922	12,544,190
Boyd Gaming Corp.	45,285	3,744,164
Brinker International, Inc.(1)	23,924	3,406,299
Carnival Corp. Ltd.	664,158	18,636,274
Cava Group, Inc.(1)	4,108	319,027
Cheesecake Factory, Inc.	50,077	3,307,085
Chipotle Mexican Grill, Inc.(1)	506,480	16,136,453
Choice Hotels International, Inc.	5,088	553,981
Churchill Downs, Inc.	9,270	808,437
Cracker Barrel Old Country Store, Inc.(2)	17,864	604,161
Darden Restaurants, Inc.	45,006	9,177,173
Dave & Buster's Entertainment, Inc.(1)	7,691	102,829
DoorDash, Inc., Class A(1)	37,503	5,973,853
Dutch Bros, Inc., Class A(1)	13,098	759,684
Expedia Group, Inc.	18,031	4,071,220
Full House Resorts, Inc.(1)	13,068	32,670
Hilton Worldwide Holdings, Inc.	17,103	5,603,969
Las Vegas Sands Corp.	174,527	8,825,830
Life Time Group Holdings, Inc.(1)	58,801	1,945,137
Marriott International, Inc., Class A	23,099	8,675,984
McDonald's Corp.	57,615	16,086,108
MGM Resorts International(1)	24,087	1,051,879
Monarch Casino & Resort, Inc.	9,147	1,100,018
Norwegian Cruise Line Holdings Ltd.(1)	352,942	6,472,956
ONE Group Hospitality, Inc.(1)	3,951	7,922
Pursuit Attractions & Hospitality, Inc.(1)	15,119	676,878
RCI Hospitality Holdings, Inc.	3,219	81,666
Red Rock Resorts, Inc., Class A	24,643	1,438,658
Royal Caribbean Cruises Ltd.	118,407	33,702,184
Rush Street Interactive, Inc.(1)	24,065	609,807
Shake Shack, Inc., Class A(1)	17,264	1,110,248
Six Flags Entertainment Corp.(1)	3,760	78,998
Starbucks Corp.	102,349	10,148,927
Super Group SGHC Ltd.	133,221	1,658,601
Target Hospitality Corp.(1)	21,792	378,309
Texas Roadhouse, Inc.	47,264	8,536,824
Vail Resorts, Inc.	2,995	400,132
Viking Holdings Ltd.(1)	47,391	4,365,185
Wendy's Co.	29,021	223,462
Wyndham Hotels & Resorts, Inc.	10,985	881,656
Yum! Brands, Inc.	17,012	2,516,925
		208,348,925
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	1,060	15,858
Beazer Homes USA, Inc.(1)	12,246	310,926
Cavco Industries, Inc.(1)	3,131	1,679,844

Century Communities, Inc.	7,974	421,187
Champion Homes, Inc.(1)	11,413	840,339
Cricut, Inc., Class A	28,343	117,623
DR Horton, Inc.	91,829	13,507,128
Dream Finders Homes, Inc., Class A(1)(2)	473	7,313
Ethan Allen Interiors, Inc.	12,785	263,627
Flexsteel Industries, Inc.	1,801	103,774
Garmin Ltd.	34,220	8,004,742
Green Brick Partners, Inc.(1)	11,706	787,345
Hamilton Beach Brands Holding Co., Class A	201	4,080
Helen of Troy Ltd.(1)	6,726	182,544
Hooker Furnishings Corp.(2)	3,984	47,688
Hovnanian Enterprises, Inc., Class A(1)	3,173	350,172
Installed Building Products, Inc.	13,241	2,780,345
KB Home	34,474	1,684,400
La-Z-Boy, Inc.	31,420	1,180,764
Legacy Housing Corp.(1)	2,643	63,458
Leggett & Platt, Inc.	114,049	1,171,283
Lennar Corp., B Shares	3,401	299,560
Lennar Corp., Class A	47,828	4,293,998
LGI Homes, Inc.(1)	4,763	227,719
Lifetime Brands, Inc.	645	5,515
Lovesac Co.(1)	8,271	127,208
M/I Homes, Inc.(1)	15,629	2,057,089
Meritage Homes Corp.	28,645	1,868,800
Mohawk Industries, Inc.(1)	28,590	3,071,138
NVR, Inc.(1)	1,503	9,175,514
PulteGroup, Inc.	93,491	11,048,766
SharkNinja, Inc.(1)	11,511	1,403,076
Sonos, Inc.(1)	100,719	1,589,346
Taylor Morrison Home Corp.(1)	44,706	2,615,301
Toll Brothers, Inc.	46,574	6,452,362
TopBuild Corp.(1)	658	274,702
Universal Electronics, Inc.(1)	2,028	8,436
		78,042,970
Household Products — 0.5%
Central Garden & Pet Co.(1)	4,555	175,276
Central Garden & Pet Co., Class A(1)	34,381	1,173,424
Church & Dwight Co., Inc.	42,511	4,065,327
Colgate-Palmolive Co.	187,082	16,861,701
Energizer Holdings, Inc.	14,130	257,449
Kimberly-Clark Corp.	73,592	7,182,579
Oil-Dri Corp. of America	5,937	455,130
Procter & Gamble Co.	260,162	37,348,857
Reynolds Consumer Products, Inc.	3,699	80,157
Spectrum Brands Holdings, Inc.	19,933	1,568,528
WD-40 Co.	4,033	806,479
		69,974,907
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	347,876	5,103,341
Clearway Energy, Inc., Class C	23,453	965,325
Hallador Energy Co.(1)	20,319	391,344
Montauk Renewables, Inc.(1)(2)	19,215	33,434
Ormat Technologies, Inc.	18,119	2,486,470
Talen Energy Corp.(1)	33,191	12,838,279

Vistra Corp.	89,922	14,408,202
XPLR Infrastructure LP(1)	20,822	259,859
		36,486,254
Industrial Conglomerates — 0.2%
3M Co.	85,092	13,030,138
Honeywell International, Inc.	76,334	18,156,805
		31,186,943
Insurance — 3.2%
Aflac, Inc.	156,604	17,605,422
Allstate Corp.	122,766	25,300,845
American Coastal Insurance Corp., Class C	7,639	79,828
American Financial Group, Inc.	41,804	5,426,159
American Integrity Insurance Group, Inc.	6,295	102,986
American International Group, Inc.	269,854	20,031,262
AMERISAFE, Inc.	7,140	218,841
Aon PLC, Class A	21,950	6,937,517
Arch Capital Group Ltd.(1)	166,657	14,889,136
Arthur J Gallagher & Co.	13,886	2,792,614
Assurant, Inc.	33,104	8,238,593
Assured Guaranty Ltd.	15,177	1,126,285
Axis Capital Holdings Ltd.	61,494	5,837,625
Brighthouse Financial, Inc.(1)	53,367	3,338,106
Chubb Ltd.	81,719	25,474,264
Cincinnati Financial Corp.	41,646	6,555,913
CNA Financial Corp.	5,092	214,170
CNO Financial Group, Inc.	79,122	3,637,238
Crawford & Co., Class A	3,842	40,149
Crawford & Co., Class B	44	441
Donegal Group, Inc., Class A	3,418	58,003
Employers Holdings, Inc.	10,089	438,872
Erie Indemnity Co., Class A	6,105	1,300,792
Everest Group Ltd.	17,577	5,695,475
Exzeo Group, Inc.(1)	18,802	260,408
F&G Annuities & Life, Inc.	16,966	470,298
Fidelity National Financial, Inc.	116,200	5,502,070
First American Financial Corp.	44,508	2,947,765
Genworth Financial, Inc., Class A(1)	142,711	1,221,606
Globe Life, Inc.	54,764	8,392,035
Greenlight Capital Re Ltd., Class A(1)	9,960	156,073
Hamilton Insurance Group Ltd., Class B	25,939	768,054
Hanover Insurance Group, Inc.	20,901	3,891,766
Hartford Insurance Group, Inc.	166,569	21,175,917
HCI Group, Inc.	10,152	1,564,119
Heritage Insurance Holdings, Inc.(1)	19,084	413,741
Hippo Holdings, Inc.(1)	1,136	29,388
Horace Mann Educators Corp.	21,943	1,003,453
Investors Title Co.	136	31,926
James River Group Holdings, Inc.	6,403	25,036
Kemper Corp.	15,011	370,321
Kingstone Cos., Inc.	2,343	34,840
Kinsale Capital Group, Inc.	9,248	2,818,513
Lincoln National Corp.	102,229	3,607,661
Loews Corp.	64,921	6,722,570
Markel Group, Inc.(1)	5,918	10,744,662
Marsh & McLennan Cos., Inc.	42,181	6,747,695

Mercury General Corp.	22,409	2,196,754
MetLife, Inc.	238,678	19,736,284
Octave Specialty Group, Inc.(1)	22,305	122,231
Old Republic International Corp.	107,596	4,005,799
Oscar Health, Inc., Class A(1)	164,401	3,654,634
Palomar Holdings, Inc.(1)	22,555	2,414,287
Pelagos Insurance Capital Ltd.	26,541	572,755
Primerica, Inc.	25,209	6,805,674
Principal Financial Group, Inc.	111,655	11,569,691
ProAssurance Corp.(1)	12,114	290,615
Progressive Corp.	223,639	42,580,866
Prudential Financial, Inc.	162,434	16,347,358
Reinsurance Group of America, Inc.	28,553	5,731,729
RenaissanceRe Holdings Ltd.	32,947	9,236,691
RLI Corp.	50,036	2,503,801
Root, Inc., Class A(1)	3,476	180,961
Safety Insurance Group, Inc.	4,094	287,276
Selective Insurance Group, Inc.	38,142	3,300,809
SiriusPoint Ltd.(1)	105,396	2,250,205
Skyward Specialty Insurance Group, Inc.(1)	25,785	1,137,634
Slide Insurance Holdings, Inc.(1)	51,535	929,176
Stewart Information Services Corp.	842	54,713
Tiptree, Inc.	7,086	129,249
Travelers Cos., Inc.	111,637	32,585,724
Trupanion, Inc.(1)	8,355	182,306
United Fire Group, Inc.	13,381	593,180
Universal Insurance Holdings, Inc.	24,459	905,472
Unum Group	93,127	7,750,960
W.R. Berkley Corp.	107,751	6,846,499
White Mountains Insurance Group Ltd.	971	2,004,940
		421,148,726
Interactive Media and Services — 6.6%
Alphabet, Inc., Class A	844,689	321,269,014
Alphabet, Inc., Class C	686,758	258,516,314
Cargurus, Inc.(1)	63,574	1,898,320
Cars.com, Inc.(1)	31,824	327,151
EverQuote, Inc., Class A(1)	20,263	389,860
IAC, Inc.(1)	17,775	797,920
Meta Platforms, Inc., Class A	464,979	294,103,867
Pinterest, Inc., Class A(1)	61,634	1,235,762
Reddit, Inc., Class A(1)	2,170	381,920
Taboola.com Ltd.(1)	24,593	120,014
Webtoon Entertainment, Inc.(1)(2)	2,823	34,695
Yelp, Inc.(1)	45,449	1,036,237
Ziff Davis, Inc.(1)	12,551	565,673
		880,676,747
IT Services — 0.6%
Accenture PLC, Class A	79,712	14,911,724
Akamai Technologies, Inc.(1)	34,258	5,122,941
Amdocs Ltd.	12,720	800,978
Applied Digital Corp.(1)	11,712	553,743
Cloudflare, Inc., Class A(1)	6,883	1,664,447
Cognizant Technology Solutions Corp., Class A	134,765	7,513,823
CoreWeave, Inc., Class A(1)	35,220	3,857,647
DigitalOcean Holdings, Inc.(1)	3,472	541,458

DXC Technology Co.(1)	151,111	1,497,510
EPAM Systems, Inc.(1)	12,648	1,295,914
Gartner, Inc.(1)	14,397	2,335,193
Globant SA(1)	4,150	167,494
GoDaddy, Inc., Class A(1)	27,095	2,325,564
International Business Machines Corp.	94,330	28,091,474
Kyndryl Holdings, Inc.(1)	189,165	2,358,888
MongoDB, Inc.(1)	3,218	1,079,800
Okta, Inc.(1)	1,940	239,144
Snowflake, Inc., Class A(1)	4,658	1,190,352
TSS, Inc.(1)(2)	10,337	170,354
Twilio, Inc., Class A(1)	17,680	3,370,515
VeriSign, Inc.	4,256	1,214,577
		80,303,540
Leisure Products — 0.1%
Acushnet Holdings Corp.	16,999	1,509,171
Brunswick Corp.	49,320	4,131,043
Callaway Golf Co.(1)	86,577	1,333,286
Clarus Corp.	2,005	6,145
Funko, Inc., Class A(1)	17,620	100,082
Hasbro, Inc.	22,884	1,971,914
JAKKS Pacific, Inc.	5,528	122,113
Johnson Outdoors, Inc., Class A	538	24,081
Latham Group, Inc.(1)	2,386	12,598
Malibu Boats, Inc., Class A(1)	9,678	265,758
MasterCraft Boat Holdings, Inc.(1)	9,952	231,782
Mattel, Inc.(1)	176,506	2,637,000
Polaris, Inc.	47,510	3,352,781
Smith & Wesson Brands, Inc.	25,257	384,411
Sturm Ruger & Co., Inc.	8,453	330,428
YETI Holdings, Inc.(1)	63,942	3,067,298
		19,479,891
Life Sciences Tools and Services — 0.4%
10X Genomics, Inc., Class A(1)	14,314	405,158
AbCellera Biologics, Inc.(1)(2)	64,811	399,884
Agilent Technologies, Inc.	28,081	3,805,818
Avantor, Inc.(1)	804	7,332
Azenta, Inc.(1)	13,781	315,309
Bio-Rad Laboratories, Inc., Class A(1)	4,210	1,315,541
Bio-Techne Corp.	12,688	655,716
Bruker Corp.	2,903	170,958
Charles River Laboratories International, Inc.(1)	3,055	552,069
CryoPort, Inc.(1)	6,994	109,736
Cytek Biosciences, Inc.(1)	11,447	47,963
Danaher Corp.	56,685	10,354,649
Ginkgo Bioworks Holdings, Inc.(1)	504	4,722
Illumina, Inc.(1)	24,333	3,965,306
IQVIA Holdings, Inc.(1)	11,389	2,075,190
Medpace Holdings, Inc.(1)	5,782	2,585,190
Mettler-Toledo International, Inc.(1)	2,250	2,656,305
OmniAb, Inc.(1)	1,555	62
OmniAb, Inc.(1)	1,555	35
Quanterix Corp.(1)	7,397	22,635
Seer, Inc.(1)	6,973	13,039
Sotera Health Co.(1)	33,798	528,601

Thermo Fisher Scientific, Inc.	24,283	11,959,620
Waters Corp.(1)	13,070	5,013,260
West Pharmaceutical Services, Inc.	17,811	5,749,569
		52,713,667
Machinery — 2.7%
Aebi Schmidt Holding AG	11,079	138,266
AGCO Corp.	39,265	4,408,674
Alamo Group, Inc.	6,158	928,072
Albany International Corp., Class A	17,551	1,135,374
Allison Transmission Holdings, Inc.	11,893	1,350,212
Astec Industries, Inc.	11,328	570,478
Atmus Filtration Technologies, Inc.	60,315	2,821,536
Blue Bird Corp.(1)	29,504	1,999,486
Caterpillar, Inc.	139,672	122,334,515
Crane Co.	7,109	1,300,947
Cummins, Inc.	51,719	33,443,057
Deere & Co.	89,927	48,756,621
Donaldson Co., Inc.	56,708	4,642,684
Douglas Dynamics, Inc.	13,212	588,595
Dover Corp.	12,743	2,693,360
Enerpac Tool Group Corp.	9,874	330,680
Enpro, Inc.	3,749	1,150,905
ESCO Technologies, Inc.	5,907	1,724,253
Federal Signal Corp.	12,781	1,363,733
Flowserve Corp.	37,166	2,806,405
Franklin Electric Co., Inc.	18,271	1,797,501
Gates Industrial Corp. PLC(1)	45,617	1,182,393
Gorman-Rupp Co.	4,032	302,198
Graco, Inc.	56,662	4,275,148
Graham Corp.(1)	997	99,840
Greenbrier Cos., Inc.	25,781	1,214,543
Helios Technologies, Inc.	9,341	776,144
Hillman Solutions Corp.(1)	37,917	282,861
Hyster-Yale, Inc.	7,752	281,553
IDEX Corp.	1,389	292,843
Illinois Tool Works, Inc.	49,573	12,258,411
Ingersoll Rand, Inc.	15,046	1,077,895
ITT, Inc.	20,249	3,948,555
JBT Marel Corp.	5,049	678,535
Kennametal, Inc.	49,097	1,610,382
L.B. Foster Co., Class A(1)	3,876	159,459
Lincoln Electric Holdings, Inc.	25,274	6,533,076
Lindsay Corp.	5,928	647,871
Luxfer Holdings PLC	11,913	202,878
Manitowoc Co., Inc.(1)	8,155	96,474
Microvast Holdings, Inc.(1)(2)	57,900	89,745
Middleby Corp.(1)	4,775	740,173
Miller Industries, Inc.	6,065	290,574
Mueller Industries, Inc.	66,373	8,535,568
Mueller Water Products, Inc., Class A	124,349	3,134,838
Omega Flex, Inc.	433	13,090
Oshkosh Corp.	21,759	2,828,670
Otis Worldwide Corp.	24,445	1,731,684
PACCAR, Inc.	145,307	16,037,534
Parker-Hannifin Corp.	16,502	13,938,084

Park-Ohio Holdings Corp.	1,873	60,985
Proto Labs, Inc.(1)	5,886	445,923
RBC Bearings, Inc.(1)	2,726	1,559,163
Snap-on, Inc.	19,157	7,111,270
SPX Technologies, Inc.(1)	6,223	1,348,275
Stanley Black & Decker, Inc.	6,403	508,526
Symbotic, Inc.(1)	3,317	153,992
Taylor Devices, Inc.(1)(2)	300	15,300
Tennant Co.	11,242	968,049
Terex Corp.	80,866	4,704,784
Timken Co.	25,461	3,258,499
Titan International, Inc.(1)	33,534	242,115
Toro Co.	60,601	5,446,818
Trinity Industries, Inc.	72,719	2,359,004
Wabash National Corp.	3,514	27,866
Watts Water Technologies, Inc., Class A	7,782	2,404,482
Westinghouse Air Brake Technologies Corp.	12,367	3,229,766
Worthington Enterprises, Inc.	20,032	1,137,217
Xylem, Inc.	19,851	2,174,478
		356,702,885
Marine Transportation — 0.1%
Costamare, Inc.	23,444	360,569
Genco Shipping & Trading Ltd.	20,691	497,825
Kirby Corp.(1)	30,506	4,288,839
Matson, Inc.	26,362	4,779,431
Pangaea Logistics Solutions Ltd.	12,909	97,721
Star Bulk Carriers Corp.	1	27
		10,024,412
Media — 0.3%
AMC Global Media, Inc., Class A(1)	22,917	222,753
Boston Omaha Corp., Class A(1)	3,267	42,079
Cable One, Inc.(1)	3,215	168,948
Charter Communications, Inc., Class A(1)	11,457	1,650,381
DoubleVerify Holdings, Inc.(1)	21,475	208,307
EchoStar Corp., Class A(1)(2)	53,362	6,893,837
Entravision Communications Corp., Class A	18,199	165,247
Fox Corp., Class A	100,292	6,410,665
Fox Corp., Class B	73,134	4,197,160
Gambling.com Group Ltd.(1)(2)	9,993	23,783
Ibotta, Inc., Class A(1)	2,082	71,309
Liberty Broadband Corp., Class A(1)	1,489	50,298
Liberty Broadband Corp., Class C(1)	27,432	926,104
New York Times Co., Class A	55,598	4,181,526
News Corp., Class A	60,650	1,582,965
News Corp., Class B	18,323	546,392
Nexstar Media Group, Inc., Class A	746	133,109
Omnicom Group, Inc.	90	6,544
Paramount Skydance Corp., Class B	406,327	4,311,129
PubMatic, Inc., Class A(1)	18,132	211,782
Scholastic Corp.	9,896	400,788
Sirius XM Holdings, Inc.	2	59
Trade Desk, Inc., Class A(1)	25,677	553,596
USA TODAY Co., Inc.(1)	3,698	28,881
Versant Media Group, Inc.	27,983	1,207,187
		34,194,829

Metals and Mining — 1.0%
Alcoa Corp.	52,603	4,084,097
Alpha Metallurgical Resources, Inc.(1)	7,376	1,467,603
Century Aluminum Co.(1)	23,398	1,543,566
Cleveland-Cliffs, Inc.(1)	237,321	3,227,566
Coeur Mining, Inc.	231,156	4,465,934
Commercial Metals Co.	70,972	5,397,421
Compass Minerals International, Inc.(1)	41,771	1,333,330
Ferroglobe PLC	67,686	293,080
Freeport-McMoRan, Inc.	520,852	34,225,185
Hecla Mining Co.	166,718	2,962,579
Kaiser Aluminum Corp.	10,848	1,974,770
Materion Corp.	10,328	2,272,573
McEwen, Inc.(1)	14,137	309,459
Metallus, Inc.(1)	22,699	446,035
MP Materials Corp.(1)(2)	7,615	492,691
Newmont Corp.	125,256	13,754,361
Nucor Corp.	93,732	23,433,000
Ramaco Resources, Inc., Class A(1)	16,137	251,899
Ramaco Resources, Inc., Class B(1)	2,220	25,552
Reliance, Inc.	18,659	7,104,787
Royal Gold, Inc.	17,887	4,015,274
Ryerson Holding Corp.	34,732	993,335
Steel Dynamics, Inc.	65,383	17,009,387
SunCoke Energy, Inc.	67,829	611,139
Tredegar Corp.(1)	6,485	50,648
USA Rare Earth, Inc.(1)	174	4,874
Warrior Met Coal, Inc.	33,164	3,135,325
Worthington Steel, Inc.	18,591	784,354
		135,669,824
Multi-Utilities — 0.5%
Ameren Corp.	67,878	7,328,788
Avista Corp.	31,215	1,294,486
Black Hills Corp.	116	8,447
CenterPoint Energy, Inc.	151,773	6,413,927
CMS Energy Corp.	85,284	6,189,060
Consolidated Edison, Inc.	95,220	10,058,089
Dominion Energy, Inc.	151,837	10,163,969
DTE Energy Co.	48,213	6,888,191
NiSource, Inc.	95,276	4,403,657
Northwestern Energy Group, Inc.	18,978	1,340,036
Public Service Enterprise Group, Inc.	77,891	6,126,127
Sempra	77,390	6,897,771
Unitil Corp.	6,909	345,657
WEC Energy Group, Inc.	10,961	1,217,219
		68,675,424
Oil, Gas and Consumable Fuels — 5.7%
Amplify Energy Corp.(1)	7,989	36,989
Antero Midstream Corp.	219,470	4,600,091
Antero Resources Corp.(1)	149,596	5,348,057
APA Corp.	288,295	10,502,587
Ardmore Shipping Corp.	31,182	501,407
BKV Corp.(1)	23,875	633,643
California Resources Corp.	66,410	3,937,449
Centrus Energy Corp., Class A(1)(2)	457	83,389

Cheniere Energy, Inc.	116,330	26,157,964
Chevron Corp.	392,082	71,539,282
Chord Energy Corp.	46,469	6,127,867
CNX Resources Corp.(1)	126,511	4,262,156
Comstock Resources, Inc.(1)	65,108	867,890
ConocoPhillips	482,641	55,011,421
Core Natural Resources, Inc.	32,943	2,913,479
Crescent Energy Co., Class A	228,097	2,636,801
CVR Energy, Inc.	18,009	598,259
Delek U.S. Holdings, Inc.	9,573	426,094
Devon Energy Corp.	723,713	32,197,991
DHT Holdings, Inc.	126,665	2,067,173
Diamondback Energy, Inc.	94,346	18,065,372
Dorian LPG Ltd.	30,463	1,225,222
DT Midstream, Inc.	26,211	3,669,016
EOG Resources, Inc.	288,667	38,502,404
EQT Corp.	287,827	15,810,337
Evolution Petroleum Corp.	18,835	79,860
Expand Energy Corp.	165,796	15,415,712
Exxon Mobil Corp.	982,113	142,661,734
FutureFuel Corp.	9,758	40,398
Gevo, Inc.(1)	8,886	16,528
Golar LNG Ltd.	19,957	992,861
Gran Tierra Energy, Inc.(1)	22,668	176,130
Granite Ridge Resources, Inc.	36,913	179,397
Green Plains, Inc.(1)	15,801	247,602
Gulfport Energy Corp.(1)	8,914	1,502,811
Hess Midstream LP, Class A	84,745	3,177,938
HF Sinclair Corp.	86,625	6,054,221
HighPeak Energy, Inc.	6,385	45,334
International Seaways, Inc.	40,928	3,159,232
Kimbell Royalty Partners LP	74,418	1,117,014
Kinder Morgan, Inc.	353,939	11,000,424
Kosmos Energy Ltd.(1)	129,122	361,542
Magnolia Oil & Gas Corp., Class A	165,602	4,530,871
Marathon Petroleum Corp.	124,654	31,010,176
Matador Resources Co.	99,759	5,347,082
Murphy Oil Corp.	126,087	4,563,089
NACCO Industries, Inc., Class A	767	38,810
Navigator Holdings Ltd.	12,128	263,178
Nordic American Tankers Ltd.	19,368	99,745
Northern Oil & Gas, Inc.	100,901	2,196,615
Occidental Petroleum Corp.	437,802	24,792,727
ONEOK, Inc.	244,626	20,533,906
Ovintiv, Inc.	173,310	9,712,292
Par Pacific Holdings, Inc.(1)	43,615	2,449,418
PBF Energy, Inc., Class A	48,327	1,966,909
Peabody Energy Corp.	75,067	2,030,562
Permian Resources Corp.	710,374	13,660,492
Phillips 66	102,496	18,026,996
Plains GP Holdings LP, Class A(1)	62,834	1,530,008
PrimeEnergy Resources Corp.(1)	475	78,195
Range Resources Corp.	160,471	6,250,345
REX American Resources Corp.(1)	15,616	730,204
Riley Exploration Permian, Inc.	12,477	414,985

SandRidge Energy, Inc.	16,136	236,715
Scorpio Tankers, Inc.	5,347	398,405
SFL Corp. Ltd.	58,200	642,528
SM Energy Co.	208,834	6,413,292
Summit Midstream Corp.(1)	307	8,182
Talos Energy, Inc.(1)	116,474	1,708,674
Targa Resources Corp.	131,098	33,439,167
Teekay Corp. Ltd.	333	3,820
Teekay Tankers Ltd., Class A	21,416	1,506,616
Texas Pacific Land Corp.	21,762	8,552,466
Uranium Energy Corp.(1)	18,138	249,760
VAALCO Energy, Inc.	66,594	347,621
Valero Energy Corp.	58,738	14,380,237
Viper Energy, Inc., Class A	29,218	1,329,419
Vitesse Energy, Inc.	16,108	278,346
Western Midstream Partners LP	5,227	224,081
Williams Cos., Inc.	582,990	41,619,656
World Kinect Corp.	34,861	1,004,345
		756,521,013
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	10,529	171,623
Louisiana-Pacific Corp.	41,998	3,207,807
Magnera Corp.(1)	6,065	68,959
Sylvamo Corp.	26,270	1,031,623
		4,480,012
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	93,477	4,301,812
Allegiant Travel Co.(1)	22,640	2,074,050
Delta Air Lines, Inc.	384,054	31,676,774
Frontier Group Holdings, Inc.(1)(2)	28,342	171,469
JetBlue Airways Corp.(1)	116,979	639,875
SkyWest, Inc.(1)	35,533	3,043,402
Southwest Airlines Co.	132,298	5,682,199
United Airlines Holdings, Inc.(1)	212,928	24,444,134
		72,033,715
Personal Care Products — 0.1%
Edgewell Personal Care Co.	16,649	291,691
elf Beauty, Inc.(1)	247	13,832
Estee Lauder Cos., Inc., Class A	118,354	10,527,588
Honest Co., Inc.(1)	864	3,024
Interparfums, Inc.	10,053	948,702
Kenvue, Inc.	214,068	3,699,095
Lifevantage Corp.	6,080	47,850
Medifast, Inc.(1)	4,578	57,362
Nature's Sunshine Products, Inc.(1)	9,603	204,352
Nu Skin Enterprises, Inc., Class A	38,038	220,240
USANA Health Sciences, Inc.(1)	5,468	100,064
		16,113,800
Pharmaceuticals — 2.7%
Alumis, Inc.(1)	1,484	32,054
Amphastar Pharmaceuticals, Inc.(1)	21,625	407,631
ANI Pharmaceuticals, Inc.(1)	15,077	1,183,695
Arvinas, Inc.(1)	4,550	40,859
Atea Pharmaceuticals, Inc.(1)	11,053	51,618
BioAge Labs, Inc.(1)	1,959	33,871

Bristol-Myers Squibb Co.	348,895	19,949,816
Collegium Pharmaceutical, Inc.(1)	30,210	1,015,358
Elanco Animal Health, Inc.(1)	94,997	2,265,679
Eli Lilly & Co.	101,561	112,224,905
Enliven Therapeutics, Inc.(1)	691	27,343
Fulcrum Therapeutics, Inc.(1)	10,997	76,099
Harmony Biosciences Holdings, Inc.(1)	39,417	1,245,183
Harrow, Inc.(1)(2)	18,264	643,076
Innoviva, Inc.(1)	48,150	1,031,373
Jazz Pharmaceuticals PLC(1)	42,911	10,148,022
Johnson & Johnson	345,397	77,828,306
LB Pharmaceuticals, Inc.(1)	573	16,027
Merck & Co., Inc.	708,383	84,099,230
Oramed Pharmaceuticals, Inc.	4,152	16,483
Organon & Co.	38,064	507,774
Pacira BioSciences, Inc.(1)	24,907	578,341
Perrigo Co. PLC	34,395	380,065
Pfizer, Inc.	913,230	23,908,361
Phibro Animal Health Corp., Class A	8,057	248,075
Prestige Consumer Healthcare, Inc.(1)	19,756	939,003
Rapport Therapeutics, Inc.(1)	1,854	73,233
Relmada Therapeutics, Inc.(1)	7,280	52,489
Royalty Pharma PLC, Class A	82,861	4,620,329
Septerna, Inc.(1)	672	20,294
SIGA Technologies, Inc.	20,999	98,275
Supernus Pharmaceuticals, Inc.(1)	17,505	808,381
Theravance Biopharma, Inc.(1)	13,118	210,675
Viatris, Inc.	825,526	13,423,053
Zoetis, Inc.	56,195	4,365,790
		362,570,766
Professional Services — 0.4%
Asure Software, Inc.(1)	1,405	12,996
Automatic Data Processing, Inc.	75,376	16,721,412
Booz Allen Hamilton Holding Corp.	17,913	1,418,351
Broadridge Financial Solutions, Inc.	10,411	1,600,379
Clarivate PLC(1)	102,825	260,147
Conduent, Inc.(1)	71,358	123,449
CRA International, Inc.	4,116	571,095
ExlService Holdings, Inc.(1)	29,886	867,591
Exponent, Inc.	20,858	1,216,439
Franklin Covey Co.(1)	5,473	129,820
FTI Consulting, Inc.(1)	4,432	678,894
Genpact Ltd.	90,273	2,974,495
IBEX Holdings Ltd.(1)	5,246	165,983
Innodata, Inc.(1)	8,378	879,522
Insperity, Inc.	19,753	680,886
Jacobs Solutions, Inc.	217	26,010
KBR, Inc.	12,071	421,881
Kelly Services, Inc., Class A	15,268	177,414
Kforce, Inc.	11,135	523,234
Korn Ferry	21,895	1,532,212
Legalzoom.com, Inc.(1)	54,904	345,346
ManpowerGroup, Inc.	15,271	483,022
Paychex, Inc.	39,171	3,798,804
Paycom Software, Inc.	28,087	3,922,911

Paylocity Holding Corp.(1)	7,520	864,274
Planet Labs PBC(1)	32,589	1,666,601
Resources Connection, Inc.	11,003	49,734
Robert Half, Inc.	53,314	1,569,564
TaskUS, Inc., Class A	3,651	23,111
TriNet Group, Inc.	11,403	520,889
TrueBlue, Inc.(1)	16,393	101,800
UL Solutions, Inc., Class A	20,778	2,067,411
Upwork, Inc.(1)	92,170	812,939
Verisk Analytics, Inc.	31,129	5,447,264
Verra Mobility Corp.(1)	21,667	97,718
Willdan Group, Inc.(1)	2,152	195,488
		52,949,086
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	69,793	8,726,917
CoStar Group, Inc.(1)	41,289	1,329,506
Five Point Holdings LLC, Class A(1)	1,615	8,123
Forestar Group, Inc.(1)	7,848	215,585
FRP Holdings, Inc.(1)	870	20,106
Howard Hughes Holdings, Inc.(1)	24,787	1,570,257
Jones Lang LaSalle, Inc.(1)	13,614	3,843,368
Kennedy-Wilson Holdings, Inc.	39,610	436,106
Marcus & Millichap, Inc.	9,089	256,673
Newmark Group, Inc., Class A	33,497	467,953
Opendoor Technologies, Inc.(1)	126,679	638,462
RE/MAX Holdings, Inc., Class A(1)	7,483	71,388
RMR Group, Inc., Class A	12	239
Seaport Entertainment Group, Inc.(1)(2)	2,206	55,702
Seritage Growth Properties, Class A(1)(2)	3,909	10,046
St. Joe Co.	8,521	542,191
Tejon Ranch Co.(1)	2,786	53,853
Zillow Group, Inc., Class A(1)	2,536	89,673
Zillow Group, Inc., Class C(1)	10,912	381,920
		18,718,068
Semiconductors and Semiconductor Equipment — 14.4%
ACM Research, Inc., Class A(1)	15,275	1,322,204
Advanced Micro Devices, Inc.(1)	171,596	88,560,696
Allegro MicroSystems, Inc.(1)	13,714	656,489
Alpha & Omega Semiconductor Ltd.(1)	7,707	349,513
Amkor Technology, Inc.	83,836	5,831,632
Analog Devices, Inc.	57,023	23,598,969
Applied Materials, Inc.	200,763	90,355,396
Astera Labs, Inc.(1)	195	66,856
Axcelis Technologies, Inc.(1)	11,301	1,699,783
AXT, Inc.(1)	1,382	142,567
Broadcom, Inc.	351,986	157,256,785
CEVA, Inc.(1)	2,132	85,237
Cirrus Logic, Inc.(1)	28,505	4,844,425
Cohu, Inc.(1)	14,115	744,566
Credo Technology Group Holding Ltd.(1)	866	204,402
Diodes, Inc.(1)	15,425	1,624,561
First Solar, Inc.(1)	29,903	9,173,941
FormFactor, Inc.(1)	9,091	1,132,648
GLOBALFOUNDRIES, Inc.(1)	27,513	2,200,215
Ichor Holdings Ltd.(1)	5,604	400,798

Intel Corp.(1)	669,948	76,829,637
KLA Corp.	34,927	67,119,565
Kulicke & Soffa Industries, Inc.	14,652	1,492,892
Lam Research Corp.	416,052	132,379,425
MACOM Technology Solutions Holdings, Inc.(1)	3,499	1,275,875
Magnachip Semiconductor Corp.(1)	5,631	49,553
Marvell Technology, Inc.	63,190	12,953,950
Micron Technology, Inc.	328,687	319,155,077
Monolithic Power Systems, Inc.	5,854	9,168,593
NVE Corp.	2,001	195,978
NVIDIA Corp.	3,456,965	729,903,590
NXP Semiconductors NV	20,173	6,482,594
ON Semiconductor Corp.(1)	195,162	23,540,440
Onto Innovation, Inc.(1)	10,627	2,744,317
Penguin Solutions, Inc.(1)	40,364	2,253,522
Photronics, Inc.(1)	48,187	1,558,850
Power Integrations, Inc.	4,529	380,436
Qorvo, Inc.(1)	19,931	2,064,054
QUALCOMM, Inc.	217,433	54,580,032
Rambus, Inc.(1)	19,168	2,788,177
Silicon Laboratories, Inc.(1)	949	206,502
SiTime Corp.(1)	1,078	765,596
SkyWater Technology, Inc.(1)	39,514	1,540,256
Skyworks Solutions, Inc.	88,779	6,911,445
SolarEdge Technologies, Inc.(1)(2)	55,678	4,251,015
Synaptics, Inc.(1)	10,199	1,400,119
Teradyne, Inc.	66,388	24,849,692
Texas Instruments, Inc.	141,546	43,267,781
Ultra Clean Holdings, Inc.(1)	11,177	956,416
Universal Display Corp.	7,868	724,800
Veeco Instruments, Inc.(1)	8,720	502,621
Wolfspeed, Inc.(1)(2)	9,304	551,541
		1,923,096,024
Software — 6.0%
A10 Networks, Inc.	58,390	1,759,875
ACI Worldwide, Inc.(1)	3,487	152,277
Adeia, Inc.	84,037	2,245,469
Adobe, Inc.(1)	45,088	11,687,260
Alarm.com Holdings, Inc.(1)	10,561	476,407
Appfolio, Inc., Class A(1)	1,030	166,005
AppLovin Corp., Class A(1)	53,414	32,747,589
Aurora Innovation, Inc.(1)	151,467	1,111,768
Autodesk, Inc.(1)	22,427	5,187,589
Bill Holdings, Inc.(1)	7,075	261,917
Blackbaud, Inc.(1)	5,603	171,956
BlackLine, Inc.(1)	5,751	169,079
Cadence Design Systems, Inc.(1)	32,145	12,052,125
Cipher Digital, Inc.(1)(2)	62,594	1,480,348
Circle Internet Group, Inc.(1)	16,070	1,815,910
Cleanspark, Inc.(1)(2)	18,665	341,383
Clear Secure, Inc., Class A	61,142	3,390,324
Clearwater Analytics Holdings, Inc., Class A(1)	4,441	108,094
Commvault Systems, Inc.(1)	10,988	1,304,825
Consensus Cloud Solutions, Inc.(1)	2	69
Crowdstrike Holdings, Inc., Class A(1)	20,340	14,868,540

Daily Journal Corp.(1)	85	43,955
Datadog, Inc., Class A(1)	10,533	2,605,338
Docusign, Inc.(1)	30,424	1,597,868
Dolby Laboratories, Inc., Class A	10,269	573,113
D-Wave Quantum, Inc.(1)	628	18,928
Dynatrace, Inc.(1)	2,128	90,632
Fair Isaac Corp.(1)	1,720	2,151,015
Fortinet, Inc.(1)	225,136	31,062,014
Gen Digital, Inc.	36,736	947,421
HubSpot, Inc.(1)	66	14,562
InterDigital, Inc.	19,496	4,914,747
Intuit, Inc.	21,996	7,292,334
LiveRamp Holdings, Inc.(1)	12,347	463,753
Manhattan Associates, Inc.(1)	18,612	2,792,731
MARA Holdings, Inc.(1)(2)	88,088	1,266,705
Microsoft Corp.	1,137,252	512,036,340
Mitek Systems, Inc.(1)	4,710	80,918
OneSpan, Inc.	18,677	269,696
Oracle Corp.	197,303	44,547,071
Pagaya Technologies Ltd., Class A(1)	53,010	801,511
Palantir Technologies, Inc., Class A(1)	153,213	23,983,963
Palo Alto Networks, Inc.(1)	83,886	23,629,847
Pegasystems, Inc.	60,973	2,178,565
Progress Software Corp.(1)	6,193	203,316
Qualys, Inc.(1)	23,281	2,544,381
Riot Platforms, Inc.(1)	77,682	2,105,959
Salesforce, Inc.	69,619	13,304,191
ServiceNow, Inc.(1)	98,294	12,224,825
Sprinklr, Inc., Class A(1)	4,887	27,269
Strategy, Inc., Class A(1)	29,909	4,758,223
Synopsys, Inc.(1)	14,071	6,692,449
Teradata Corp.(1)	9,354	318,504
UiPath, Inc., Class A(1)(2)	48,372	566,920
Workday, Inc., Class A(1)	16,359	2,391,522
Xperi, Inc.(1)	15,018	119,393
Zeta Global Holdings Corp., Class A(1)	146	3,342
Zoom Communications, Inc., Class A(1)	51,610	5,243,060
Zscaler, Inc.(1)	2,540	354,914
		805,720,104
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(1)(2)	18,161	82,996
Abercrombie & Fitch Co., Class A(1)	42,296	3,266,097
Academy Sports & Outdoors, Inc.	41,338	2,182,646
Advance Auto Parts, Inc.	29,557	1,780,514
American Eagle Outfitters, Inc.	141,520	2,236,016
America's Car-Mart, Inc.(1)	1,072	13,175
Arhaus, Inc.	38,999	264,023
Arko Corp.	31,469	244,199
Asbury Automotive Group, Inc.(1)	4,426	830,804
AutoNation, Inc.(1)	28,093	5,273,618
AutoZone, Inc.(1)	1,160	3,404,820
Best Buy Co., Inc.	130,773	10,193,755
Boot Barn Holdings, Inc.(1)	3,526	598,962
Buckle, Inc.	26,867	1,232,389
Build-A-Bear Workshop, Inc.	10,880	404,845

Burlington Stores, Inc.(1)	43,685	14,146,514
Caleres, Inc.	23,337	339,787
CarMax, Inc.(1)	95,541	4,263,039
Carvana Co.(1)	45,578	3,327,194
Cato Corp., Class A(1)	1,679	5,440
Chewy, Inc., Class A(1)	35,456	799,178
Citi Trends, Inc.(1)	3,693	169,915
Designer Brands, Inc., Class A	36,354	280,653
Dick's Sporting Goods, Inc.	29,638	6,744,720
Five Below, Inc.(1)	40,154	9,129,413
Floor & Decor Holdings, Inc., Class A(1)	42,937	2,206,962
GameStop Corp., Class A(1)	1,176	24,908
Gap, Inc.	192,241	4,065,897
Genesco, Inc.(1)	3,646	139,897
Group 1 Automotive, Inc.	4,741	1,499,768
Haverty Furniture Cos., Inc.	6,902	160,057
Home Depot, Inc.	147,073	46,642,731
Lands' End, Inc.(1)	7,628	89,629
Lithia Motors, Inc.	15,866	4,615,261
Lowe's Cos., Inc.	48,620	10,422,183
MarineMax, Inc.(1)	10,076	347,017
Murphy USA, Inc.	13,369	6,765,115
National Vision Holdings, Inc.(1)	9,853	165,038
O'Reilly Automotive, Inc.(1)	72,482	6,297,236
Penske Automotive Group, Inc.	5,916	990,161
Revolve Group, Inc.(1)	3,977	77,949
RH(1)	1,228	182,346
Ross Stores, Inc.	163,912	37,983,328
Sally Beauty Holdings, Inc.(1)	93,006	1,235,120
Shoe Carnival, Inc.	9,885	174,965
Signet Jewelers Ltd.	35,332	3,087,664
Sonic Automotive, Inc., Class A	10,713	885,108
Stitch Fix, Inc., Class A(1)	5,706	20,313
TJX Cos., Inc.	396,425	61,346,769
Tractor Supply Co.	300,579	9,477,256
Ulta Beauty, Inc.(1)	29,279	14,898,619
Upbound Group, Inc.	35,088	674,041
Urban Outfitters, Inc.(1)	48,546	3,526,867
Valvoline, Inc.(1)	29,988	1,012,095
Victoria's Secret & Co.(1)	78,042	4,292,310
Williams-Sonoma, Inc.	81,240	16,538,027
Zumiez, Inc.(1)	5,824	143,445
		311,202,794
Technology Hardware, Storage and Peripherals — 6.6%
Apple, Inc.	2,289,158	714,354,645
Dell Technologies, Inc., Class C	26,576	11,186,104
Diebold Nixdorf, Inc.(1)	20,440	1,658,502
Eastman Kodak Co.(1)	8,886	88,149
Everpure, Inc., Class A(1)	43,588	3,465,682
Hewlett Packard Enterprise Co.	1,841	79,237
Immersion Corp.(2)	13,351	86,514
IonQ, Inc.(1)(2)	2,419	174,337
NetApp, Inc.	35,133	6,123,331
Sandisk Corp.(1)	31,825	53,942,739
Seagate Technology Holdings PLC	35,700	31,408,860

Super Micro Computer, Inc.(1)	108,469	4,999,336
Turtle Beach Corp.(1)(2)	4,874	63,557
Western Digital Corp.	85,935	45,649,531
		873,280,524
Textiles, Apparel and Luxury Goods — 0.6%
Amer Sports, Inc.(1)	20,548	731,098
Birkenstock Holding PLC(1)(2)	5,108	230,218
Carter's, Inc.	23,741	916,165
Columbia Sportswear Co.	15,208	1,006,466
Crocs, Inc.(1)	45,696	5,422,744
Deckers Outdoor Corp.(1)	100,785	11,474,372
Ermenegildo Zegna NV	60,426	888,262
Figs, Inc., Class A(1)	34,444	405,061
Fossil Group, Inc.(1)	22,698	99,417
G-III Apparel Group Ltd.	28,428	919,077
Gildan Activewear, Inc.	8,331	508,024
Kontoor Brands, Inc.	12,816	919,804
Levi Strauss & Co., Class A	57,441	1,332,631
Lululemon Athletica, Inc.(1)	67,384	8,839,433
Movado Group, Inc.	6,084	232,896
NIKE, Inc., Class B	198,599	9,181,232
Oxford Industries, Inc.	10,091	450,260
PVH Corp.	28,387	2,647,939
Ralph Lauren Corp.	25,341	9,221,590
Rocky Brands, Inc.	2,868	110,877
Superior Group of Cos., Inc.	5,302	67,813
Tapestry, Inc.	104,134	15,147,332
Under Armour, Inc., Class A(1)	94,379	554,005
Under Armour, Inc., Class C(1)	68,251	391,078
Unifi, Inc.(1)	1,684	6,686
Vera Bradley, Inc.(1)	1,061	3,512
VF Corp.	344,915	5,925,640
Wolverine World Wide, Inc.	10,644	186,802
		77,820,434
Trading Companies and Distributors — 0.8%
Applied Industrial Technologies, Inc.	13,894	4,221,136
BlueLinx Holdings, Inc.(1)	4,852	252,255
Boise Cascade Co.	22,044	1,536,908
DNOW, Inc.(1)	99,309	1,270,162
Fastenal Co.	374,773	16,564,967
Ferguson Enterprises, Inc.	11,903	2,689,721
GATX Corp.	26,590	4,495,837
Global Industrial Co.	6,809	206,994
Herc Holdings, Inc.	23,061	3,067,113
Hudson Technologies, Inc.(1)	19,460	103,527
Karat Packaging, Inc.	4,473	121,308
McGrath RentCorp	10,801	1,177,201
MSC Industrial Direct Co., Inc., Class A	26,444	2,894,825
NPK International, Inc.(1)	52,287	759,207
QXO, Inc.(1)	67,125	1,157,906
Rush Enterprises, Inc., Class A	43,475	3,014,122
Rush Enterprises, Inc., Class B	2,004	130,060
SiteOne Landscape Supply, Inc.(1)	9,934	1,078,832
Titan Machinery, Inc.(1)	9,617	209,843
United Rentals, Inc.	22,290	22,193,484

Watsco, Inc.	6,568	2,411,113
WESCO International, Inc.	24,763	8,943,653
Willis Lease Finance Corp.	336	59,475
WW Grainger, Inc.	21,371	26,376,943
		104,936,592
Water Utilities — 0.0%
American States Water Co.	9,117	704,471
American Water Works Co., Inc.	5,717	704,734
Artesian Resources Corp., Class A	2,811	91,414
California Water Service Group	8,583	387,093
Essential Utilities, Inc.	3,993	147,302
Global Water Resources, Inc.	7	51
		2,035,065
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc.	8,146	414,306
Gogo, Inc.(1)	43,361	198,160
Telephone & Data Systems, Inc.	60,839	2,379,413
T-Mobile U.S., Inc.	140,074	26,268,077
		29,259,956
TOTAL COMMON STOCKS (Cost $9,029,284,013)		13,300,618,600
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	83
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
Metsera, Inc.(1)	343	1,681
Mirati Therapeutics, Inc.(1)	5,654	3,958
Regulus Therapeutics, Inc.(1)	3,312	3,842
Sage Therapeutics, Inc.(1)	13,343	2,402
Verve Therapeutics, Inc.(1)	5,770	3,635
		20,715
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Hologic, Inc.(1)	30,570	305
		3,708
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
Concert Pharmaceuticals, Inc.(1)	2,660	984
		4,437
Software — 0.0%
Gen Digital, Inc.(1)	3,721	6,996
TOTAL RIGHTS (Cost $43,278)		35,856
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)	2,548	1,707
Specialty Retail — 0.0%
GameStop Corp.(1)	117	380
TOTAL WARRANTS (Cost $—)		2,087
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,178,676	8,178,676

State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,906,455	4,906,455
TOTAL SHORT-TERM INVESTMENTS (Cost $13,085,131)		13,085,131
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,042,412,422)		13,313,741,674
OTHER ASSETS AND LIABILITIES — 0.0%		6,542,798
TOTAL NET ASSETS — 100.0%		$13,320,284,472

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,659,072. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,125,781, which includes securities collateral of $12,219,326.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.